UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2007

Item 1:	Schedule of Investments

Vanguard Long-Term Investment Grade Fund Schedule of Investments April 30, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and
Agency Obligations (6.0%)

Agency Bonds and Notes (6.0%)
1 Federal Farm Credit Bank	4.875%	1/17/2017	10,000	9,865
1 Federal Home Loan Bank	5.500%	7/15/2036	85,000	88,304
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	95,400	108,960
1 Federal National Mortgage Assn	6.625%	11/15/2030	83,925	99,564
1 Financing Corp.	9.800%	11/30/2017	15,900	21,946
1 Financing Corp.	9.800%	4/6/2018	5,960	8,282
1 Financing Corp.	8.600%	9/26/2019	11,210	14,779

				351,700

Conventional Mortgage
-Backed Security (0.0%)
1,2 Federal National Mortgage Assn	15.500%	10/1/2012	1	1

Total U.S. Government and Agency
Obligations (Cost $357,268)				351,701

Corporate Bonds (80.5%)

Finance (28.5%)
Banking (13.1%)
Abbey National PLC	7.950%	10/26/2029	15,000	18,946
Banc One Corp.	7.750%	7/15/2025	25,000	29,727
Banc One Corp.	7.625%	10/15/2026	10,000	11,935
Banc One Corp.	8.000%	4/29/2027	15,000	18,377
Bank of America Corp.	6.000%	10/15/2036	55,000	55,652
BB&T Corp.	5.250%	11/1/2019	33,100	32,120
Citigroup, Inc.	6.625%	1/15/2028	25,000	27,134
Citigroup, Inc.	6.625%	6/15/2032	38,000	41,455
Citigroup, Inc.	6.000%	10/31/2033	22,900	23,131
Citigroup, Inc.	5.850%	12/11/2034	11,500	11,571
Comerica Bank	5.200%	8/22/2017	30,000	28,701
Credit Suisse First
Boston USA, Inc.	7.125%	7/15/2032	28,000	32,614
Fifth Third Bank	4.500%	6/1/2018	8,400	7,728
3 HBOS Treasury Services PLC	6.000%	11/1/2033	46,500	47,093
HSBC Bank USA	5.875%	11/1/2034	45,700	45,643
HSBC Bank USA	5.625%	8/15/2035	28,000	26,524
HSBC Holdings PLC	7.625%	5/17/2032	21,200	25,186
Mellon Funding Corp.	5.500%	11/15/2018	8,800	8,746
National City Corp.	6.875%	5/15/2019	15,000	16,572
NationsBank Corp.	6.800%	3/15/2028	35,000	38,641
PNC Bank NA	4.875%	9/21/2017	22,000	20,802
Royal Bank of Scotland Group PLC	4.700%	7/3/2018	26,125	24,475
SunTrust Banks, Inc.	5.450%	12/1/2017	21,000	20,730
SunTrust Banks, Inc.	5.400%	4/1/2020	10,000	9,753
Wachovia Bank NA	5.850%	2/1/2037	28,850	28,669
Wachovia Corp.	6.605%	10/1/2025	30,000	32,269
Washington Mutual, Inc.	5.250%	9/15/2017	43,000	41,070
Wells Fargo & Co.	5.375%	2/7/2035	30,000	28,193
Wells Fargo Bank NA	5.950%	8/26/2036	15,000	15,136
Brokerage (2.0%)
Bear Stearns Co., Inc.	4.650%	7/2/2018	10,000	9,155
Goldman Sachs Group, Inc.	6.125%	2/15/2033	45,725	46,319
Goldman Sachs Group, Inc.	6.450%	5/1/2036	10,000	10,370
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	16,000	17,670
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	10,000	10,267
Morgan Stanley Dean Witter	7.250%	4/1/2032	20,000	23,112
Finance Companies (2.3%)
CIT Group, Inc.	6.000%	4/1/2036	22,500	21,944
General Electric Capital Corp.	6.750%	3/15/2032	95,975	109,918
Insurance (11.1%)
ACE INA Holdings, Inc.	6.700%	5/15/2036	20,000	21,440
Allstate Corp.	6.750%	5/15/2018	20,000	22,043
Allstate Corp.	5.550%	5/9/2035	25,000	23,728
Allstate Corp.	5.950%	4/1/2036	10,000	10,035
Ambac, Inc.	7.500%	5/1/2023	20,000	23,003
Ambac, Inc.	5.950%	12/5/2035	15,000	14,909
American General Corp.	6.625%	2/15/2029	33,000	36,234
American International Group, Inc.	6.250%	5/1/2036	10,000	10,578
American Re Corp.	7.450%	12/15/2026	10,000	11,439
AXA Financial, Inc.	7.000%	4/1/2028	34,910	39,062
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	22,610	22,659
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	47,500	48,365
3 John Hancock Mutual Life Insurance Co.	7.375%	2/15/2024	30,000	34,204
3 Liberty Mutual Insurance Co.	8.500%	5/15/2025	28,335	33,646
Lincoln National Corp.	6.150%	4/7/2036	13,900	14,331
2,3 Massachusetts Mutual Life	7.625%	11/15/2023	15,970	19,110
2,3 Massachusetts Mutual Life	7.500%	3/1/2024	8,710	10,324
MBIA, Inc.	7.000%	12/15/2025	7,550	8,251
MBIA, Inc.	7.150%	7/15/2027	5,000	5,671
MetLife, Inc.	6.375%	6/15/2034	15,000	15,906
MetLife, Inc.	5.700%	6/15/2035	10,000	9,721
3 Metropolitan Life Insurance Co.	7.800%	11/1/2025	35,000	42,051
3 New York Life Insurance	5.875%	5/15/2033	70,275	71,699
Principal Financial Group, Inc.	6.050%	10/15/2036	16,500	16,787
Prudential Financial, Inc.	5.750%	7/15/2033	23,000	22,528
Prudential Financial, Inc.	5.400%	6/13/2035	10,000	9,286
Travelers Property Casualty Corp.	7.750%	4/15/2026	25,000	29,803
UnitedHealth Group, Inc.	5.800%	3/15/2036	12,000	11,601
XL Capital Ltd.	6.375%	11/15/2024	11,500	11,745

				1,667,507

Industrial (43.5%)
Basic Industry (3.1%)
Aluminum Co. of America	6.750%	1/15/2028	45,000	48,662
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	42,100	44,913
Monsanto Co.	5.500%	7/30/2035	15,000	13,880
Morton International, Inc.	9.250%	6/1/2020	10,000	12,776
PPG Industries, Inc.	9.000%	5/1/2021	9,750	12,341
Rohm & Haas Co.	7.850%	7/15/2029	25,000	29,649
Weyerhaeuser Co.	7.375%	3/15/2032	15,000	15,777
Capital Goods (4.8%)
Boeing Co.	6.625%	2/15/2038	13,000	14,788
Boeing Co.	7.875%	4/15/2043	8,000	10,565
Caterpillar, Inc.	6.625%	7/15/2028	39,000	42,620
Deere & Co.	7.125%	3/3/2031	18,680	21,842
Goodrich Corp.	6.800%	2/1/2018	5,115	5,518
3 Hutchison Whampoa International Ltd.	7.450%	11/24/2033	50,000	57,838
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	35,000	37,789
Minnesota Mining & Manufacturing Corp.	5.700%	3/15/2037	20,000	19,902
PACTIV Corp.	8.125%	6/15/2017	20,000	22,823
3 Siemens Financieringsmat	6.125%	8/17/2026	10,000	10,216
United Technologies Corp.	8.875%	11/15/2019	15,000	19,505
United Technologies Corp.	7.500%	9/15/2029	15,000	18,119
Communication (12.1%)
AT&T Corp.	6.800%	5/15/2036	10,000	10,840
Bell Telephone Co. of Pennsylvania	8.350%	12/15/2030	6,260	7,447
BellSouth Corp.	6.875%	10/15/2031	40,000	43,088
BellSouth Corp.	6.000%	11/15/2034	49,000	47,939
CBS Corp.	7.875%	7/30/2030	40,000	42,952
Comcast Corp.	5.650%	6/15/2035	30,500	27,885
Comcast Corp.	6.450%	3/15/2037	14,500	14,684
3 Cox Communications, Inc.	6.450%	12/1/2036	30,000	30,179
Deutsche Telekom International Finance	8.250%	6/15/2030	59,000	74,395
France Telecom	8.500%	3/1/2031	48,175	63,602
GTE Corp.	6.940%	4/15/2028	20,000	21,540
Indiana Bell Telephone Co., Inc.	7.300%	8/15/2026	20,000	22,012
Michigan Bell Telephone Co.	7.850%	1/15/2022	25,000	28,592
New Cingular Wireless Services	8.750%	3/1/2031	52,725	69,067
New Jersey Bell Telephone Co.	8.000%	6/1/2022	25,000	28,093
News America Inc.	6.200%	12/15/2034	11,750	11,560
News America Inc.	6.400%	12/15/2035	14,000	14,101
Pacific Bell	7.125%	3/15/2026	15,000	16,416
Telefonica Europe BV	8.250%	9/15/2030	15,500	18,790
3 Time Warner, Inc.	6.550%	5/1/2037	50,000	50,826
Verizon Communications Corp.	6.250%	4/1/2037	15,000	15,011
Verizon Global Funding Corp.	7.750%	12/1/2030	10,500	12,307
Verizon Global Funding Corp.	5.850%	9/15/2035	30,000	28,858
Verizon Maryland, Inc.	5.125%	6/15/2033	12,000	10,158
Consumer Cyclical (3.4%)
Dayton Hudson Corp.	6.650%	8/1/2028	15,000	16,439
Lowe's Cos., Inc.	6.500%	3/15/2029	26,010	27,145
Lowe's Cos., Inc.	5.500%	10/15/2035	10,000	9,201
Target Corp.	7.000%	7/15/2031	20,000	22,972
The Walt Disney Co.	7.000%	3/1/2032	22,000	25,371
Time Warner, Inc.	6.875%	6/15/2018	10,000	10,725
Time Warner, Inc.	6.625%	5/15/2029	10,775	10,951
Time Warner, Inc.	6.500%	11/15/2036	10,000	9,994
Viacom Inc.	6.875%	4/30/2036	11,390	11,506
Wal-Mart Stores, Inc.	7.550%	2/15/2030	45,000	54,335
Consumer Noncyclical (12.7%)
Anheuser-Busch Cos., Inc.	6.750%	12/15/2027	10,000	10,788
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	31,900	34,608
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	11,460	11,108
Archer-Daniels-Midland Co.	8.375%	4/15/2017	15,000	17,999
Archer-Daniels-Midland Co.	6.750%	12/15/2027	11,000	11,921
Archer-Daniels-Midland Co.	6.625%	5/1/2029	4,000	4,337
Archer-Daniels-Midland Co.	5.935%	10/1/2032	5,000	4,917
Becton, Dickinson & Co.	4.900%	4/15/2018	13,200	12,542
Becton, Dickinson & Co.	7.000%	8/1/2027	8,300	9,461
Bestfoods	6.625%	4/15/2028	30,000	32,503
Bristol-Myers Squibb Co.	6.800%	11/15/2026	20,000	22,134
3 Cargill Inc.	6.125%	9/15/2036	23,000	23,476
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	9,000	10,961
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	10,000	11,178
CPC International, Inc.	7.250%	12/15/2026	30,000	34,499
Eli Lilly & Co.	4.500%	3/15/2018	8,800	8,119
Eli Lilly & Co.	7.125%	6/1/2025	12,125	14,007
Eli Lilly & Co.	5.500%	3/15/2027	50,000	48,734
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	21,995	21,417
Hershey Foods Corp.	7.200%	8/15/2027	21,461	24,917
Johnson & Johnson	6.730%	11/15/2023	10,000	11,461
Johnson & Johnson	6.950%	9/1/2029	22,457	26,729
Kellogg Co.	7.450%	4/1/2031	18,800	22,065
Kimberly-Clark Corp.	6.250%	7/15/2018	25,000	26,438
Kimberly-Clark Corp.	6.375%	1/1/2028	12,850	13,534
Kraft Foods, Inc.	6.500%	11/1/2031	20,100	20,537
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	17,000	19,335
Pharmacia Corp.	6.750%	12/15/2027	28,000	31,558
Procter & Gamble Co.	6.450%	1/15/2026	27,000	29,556
Procter & Gamble Co.	5.500%	2/1/2034	25,000	24,503
Procter & Gamble Co.	5.550%	3/5/2037	12,000	11,803
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	33,897	42,328
Schering-Plough Corp.	6.750%	12/1/2033	17,920	19,991
Sysco Corp.	6.500%	8/1/2028	22,000	23,712
Wyeth	5.950%	4/1/2037	50,000	49,898
Energy (4.6%)
Baker Hughes, Inc.	6.875%	1/15/2029	7,914	8,920
BP Capital Markets America	4.200%	6/15/2018	10,000	9,044
Burlington Resources, Inc.	7.400%	12/1/2031	25,000	29,853
ChevronTexaco Corp.	9.750%	3/15/2020	17,000	23,730
ChevronTexaco Corp.	8.625%	11/15/2031	13,000	17,960
ConocoPhillips	5.900%	10/15/2032	20,300	20,665
Devon Financing Corp.	7.875%	9/30/2031	11,400	13,795
Encana Corp.	6.500%	8/15/2034	11,000	11,544
Halliburton Co.	8.750%	2/15/2021	10,000	12,605
Mobil Corp.	8.625%	8/15/2021	22,000	29,039
Phillips Petroleum Co.	7.000%	3/30/2029	10,000	11,350
Suncor Energy, Inc.	5.950%	12/1/2034	22,400	22,752
Tosco Corp.	7.800%	1/1/2027	15,000	18,320
Tosco Corp.	8.125%	2/15/2030	20,000	25,492
Valero Energy Corp.	7.500%	4/15/2032	12,000	13,909
Technology (1.5%)
International Business Machines Corp.	7.000%	10/30/2025	50,000	57,468
International Business Machines Corp.	6.500%	1/15/2028	20,000	21,917
Pitney Bowes, Inc.	4.750%	5/15/2018	11,100	10,286
Transportation (0.8%)
Burlington Northern Santa Fe Corp.	6.875%	12/1/2027	25,000	26,842
Norfolk Southern Corp.	7.800%	5/15/2027	18,500	21,859
Other (0.5%)
Eaton Corp.	7.625%	4/1/2024	15,000	17,953
Eaton Corp.	5.250%	6/15/2035	10,800	10,003

				2,546,884

Utilities (8.5%)
Electric (7.2%)
Alabama Power Co.	5.500%	10/15/2017	15,800	15,972
Alabama Power Co.	5.875%	12/1/2022	8,500	8,622
Alabama Power Co.	5.700%	2/15/2033	12,800	12,740
Arizona Public Service Co.	5.625%	5/15/2033	9,000	8,353
3 Baltimore Gas & Electric Co.	6.350%	10/1/2036	10,000	10,292
Carolina Power & Light Co.	5.700%	4/1/2035	7,500	7,261
Connecticut Light & Power Co.	6.350%	6/1/2036	15,000	16,010
Consolidated Edison Co. of New York	5.100%	6/15/2033	9,600	8,649
Consolidated Edison Co. of New York	6.200%	6/15/2036	14,000	14,692
Exelon Corp.	5.625%	6/15/2035	10,000	9,513
Florida Power & Light Co.	5.625%	4/1/2034	16,275	15,988
Florida Power & Light Co.	4.950%	6/1/2035	10,000	8,886
Florida Power & Light Co.	5.400%	9/1/2035	10,000	9,507
Florida Power Corp.	6.750%	2/1/2028	22,375	24,935
Indiana Michigan Power Co.	6.050%	3/15/2037	15,000	15,031
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	20,000	20,384
National Rural Utilities
Cooperative Finance Corp.	8.000%	3/1/2032	50,000	64,340
Northern States Power Co.	7.125%	7/1/2025	30,000	33,935
Oklahoma Gas & Electric Co.	6.500%	4/15/2028	12,770	13,519
3 PacifiCorp	6.100%	8/1/2036	15,000	15,555
PSE&G Power LLC	8.625%	4/15/2031	15,000	19,117
Puget Sound Energy Inc.	6.724%	6/15/2036	10,000	10,911
South Carolina Electric & Gas Co.	6.625%	2/1/2032	35,000	39,241
Southern California Edison Co.	6.000%	1/15/2034	8,800	9,080
Wisconsin Electric Power Co.	5.700%	12/1/2036	10,365	10,314
Natural Gas (1.3%)
3 Duke Energy Field Services	6.450%	11/3/2036	9,375	9,672
KeySpan Corp.	5.875%	4/1/2033	12,000	11,674
KeySpan Corp.	5.803%	4/1/2035	10,000	9,676
San Diego Gas & Electric	6.000%	6/1/2026	25,000	25,617
Texas Eastern Transmission	7.000%	7/15/2032	17,000	18,992

				498,478

Total Corporate Bonds
(Cost $4,493,253)				4,712,869

Sovereign Bonds
(U.S. Dollar-Denominated) (4.8%)

3 Corporacion Nacional del Cobre	6.150%	10/24/2036	13,100	13,460
European Investment Bank	4.875%	1/17/2017	10,000	9,880
International Bank for
Reconstruction & Development	7.625%	1/19/2023	43,320	54,855
International Bank for
Reconstruction & Development	4.750%	2/15/2035	30,300	28,204
Province of British Columbia	6.500%	1/15/2026	13,800	15,759
Province of Nova Scotia	5.125%	1/26/2017	40,000	40,315
Province of Quebec	7.500%	9/15/2029	24,500	30,818
Province of Saskatchewan	8.500%	7/15/2022	10,000	13,295
Quebec Hydro Electric	9.400%	2/1/2021	40,000	55,550
Republic of Italy	6.875%	9/27/2023	17,700	20,465

Total Sovereign Bonds
(Cost $267,199)				282,601

Taxable Municipal Bonds (6.8%)

Commonwealth Financing
Auth. Pennsylvania Rev	5.197%	6/1/2026	25,000	24,462
George Washington Univ	5.300%	2/1/2017	25,000	25,225
Illinois (Taxable Pension) GO	4.950%	6/1/2023	8,935	8,604
Illinois (Taxable Pension) GO	5.100%	6/1/2033	145,000	139,017
New York City NY
Transitional Finance Auth. Rev	5.210%	8/1/2017	51,980	51,894
Oregon Community College Dist	5.440%	6/30/2023	10,595	10,775
Oregon School Board Assn	4.759%	6/30/2028	15,000	13,987
President and Fellows of Harvard College	6.300%	10/1/2037	55,000	58,293
Southern California Public Power Auth	6.930%	5/15/2017	37,000	42,019
Wisconsin Public Service Rev	5.700%	5/1/2026	23,025	23,569

Total Taxable Municipal Bonds
(Cost $397,171)				397,845

Temporary Cash Investment (0.5%)

Repurchase Agreement (0.5%)
Goldman, Sachs & Co.
(Dated 4/30/2007, Repurchase Value
$26,204,000, collateralized by Federal
Home Loan Mortgage Corp. 4.500%-7.000%,
3/1/2026-1/1/2037, and Federal National
Mortgage Assn 4.500%-7.000, 1/1/2016-
4/1/2037) (Cost $26,200)	5.230%	5/1/2007	26,200	26,200

Total Investments (98.6%)
(Cost $5,541,091)				5,771,216

Other Assets and Liabilities - Net (1.4%)				81,897

Net Assets (100%)				5,853,113

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of these securities was $479,641,000, representing 8.2% of net assets.
GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2007, the cost of investment securities for tax purposes was $5,541,091,000. Net unrealized appreciation of investment securities for tax purposes was $230,125,000, consisting of unrealized gains of $287,745,000 on securities that had risen in value since their purchase and $57,620,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund Schedule of Investments April 30, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Government National Mortgage
Association Obligations (95.4% )

1 Government National Mortgage Assn	4.500%	5/15/2033-3/15/2037	106,280	100,896
1 Government National Mortgage Assn	5.000%	7/15/2020-5/15/2036	3,990,172	3,889,824
1 Government National Mortgage Assn	5.500%	3/15/2013-5/1/2037	9,494,175	9,449,417
1 Government National Mortgage Assn	6.000%	10/15/2016-1/15/2037	6,020,155	6,108,422
1 Government National Mortgage Assn	6.500%	6/15/2008-4/15/2037	1,967,394	2,022,618
1 Government National Mortgage Assn	7.000%	9/15/2007-12/15/2036	425,789	444,418
1 Government National Mortgage Assn	7.250%	12/15/2026-2/15/2027	198	207
1 Government National Mortgage Assn	7.500%	5/15/2007-10/15/2031	152,101	158,890
1 Government National Mortgage Assn	7.750%	2/15/2027	262	275
1 Government National Mortgage Assn	8.000%	6/15/2007-8/15/2031	68,267	71,917
1 Government National Mortgage Assn	8.250%	4/15/2008-7/15/2008	89	89
1 Government National Mortgage Assn	8.500%	8/15/2008-6/15/2028	16,837	17,772
1 Government National Mortgage Assn	9.000%	11/15/2008-2/15/2023	12,758	13,518
1 Government National Mortgage Assn	9.250%	9/15/2016-7/15/2017	65	69
1 Government National Mortgage Assn	9.500%	7/15/2009-7/15/2022	6,297	6,749
1 Government National Mortgage Assn	10.000%	7/20/2014-8/20/2018	80	87
1 Government National Mortgage Assn	11.000%	7/15/2010-2/20/2016	33	36
1 Government National Mortgage Assn	11.250%	9/20/2015-2/20/2016	45	49
1 Government National Mortgage Assn	11.500%	5/15/2013-11/20/2015	70	77
1 Government National Mortgage Assn	12.000%	1/15/2013-1/20/2016	101	110
1 Government National Mortgage Assn	12.500%	12/20/2013-7/20/2015	46	51
1 Government National Mortgage Assn	13.000%	1/15/2011-1/20/2015	37	41
1 Government National Mortgage Assn	13.500%	5/15/2010-12/15/2014	25	29
1 Government National Mortgage Assn	14.000%	6/15/2011	18	20
1 Government National Mortgage Assn	15.000%	5/15/2012	2	3

Total Government National Mortgage
Association Obligations (Cost $22,523,835)				22,285,584

Temporary Cash Investments (5.4%)
Repurchase Agreements

Deutsche Bank Securities, Inc.
(Dated 4/30/2007, Repurchase Value
$414,760,000,collateralized by Federal
Home Loan Mortgage Corp., 4.500%-6.500%,
8/1/2018-3/1/2037)	5.240%	5/1/2007	414,700	414,700
SBC Warburg Dillon
(Dated 4/30/2007, Repurchase Value
$842,723,000, collateralized by
Federal Home Loan Mortgage Corp.,
4.500%-8.750%, 7/1/2009-4/1/2018,
Federal National Mortgage Assn
4.000%-9.000%,12/1/2009-12/1/2046.)	5.240%	5/1/2007	842,600	842,600

Total Temporary Cash Investments
(Cost $1,257,300)				1,257,300

Total Investments (100.8%)
(Cost $23,781,135)				23,542,884

Other Assets and Liabilities-Net (-0.8%)				(196,130)

Net Assets (100%)				23,346,754

1 The average or expected maturity is shorter than the final maturity shown because of of the possibility of interim principal payments and prepayments.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2007, the cost of investment securities for tax purposes was $23,781,135,000. Net unrealized depreciation of investment securities for tax purposes was $238,251,000, consisting of unrealized gains of $75,541,000 on securities that had risen in value since their purchase and $313,792,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment Grade Schedule of Investments April 30, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government
and Agency Obligations (10.1%)

U.S. Government Securities (5.4%)
U.S. Treasury Note	3.000%	2/15/2008	57,500	56,610
U.S. Treasury Note	4.875%	4/30/2008	35,000	34,973
U.S. Treasury Note	3.750%	5/15/2008	19,550	19,321
U.S. Treasury Note	5.125%	6/30/2008	58,875	59,050
U.S. Treasury Note	4.125%	8/15/2008	11,380	11,284
U.S. Treasury Note	3.125%	10/15/2008	80,000	78,175
U.S. Treasury Note	4.375%	11/15/2008	7,325	7,285
U.S. Treasury Note	4.500%	2/15/2009	8,900	8,875
U.S. Treasury Note	4.875%	8/15/2009	90,000	90,577
U.S. Treasury Note	3.375%	9/15/2009	97,780	95,198
U.S. Treasury Note	3.375%	10/15/2009	70,000	68,097
U.S. Treasury Note	4.625%	11/15/2009	25,450	25,494
U.S. Treasury Note	3.500%	2/15/2010	190,000	184,864
U.S. Treasury Note	4.000%	4/15/2010	107,200	105,660
U.S. Treasury Note	3.875%	5/15/2010	140,000	137,484
U.S. Treasury Note	3.625%	6/15/2010	8,033	7,828
U.S. Treasury Note	4.625%	10/31/2011	9,265	9,304

				1,000,079

Mortgage-Backed Securities (4.7%)
Conventional Mortgage
-Backed Securities (1.4%)
1,2 Federal Home Loan Mortgage Corp.	6.000%	3/1/2017-4/1/2017	18,249	18,599
1,2 Federal Home Loan Mortgage Corp.	7.000%	1/1/2009	326	328
1,2 Federal National Mortgage Assn	4.500%	5/1/2021	59,300	57,391
1,2 Federal National Mortgage Assn	5.000%	5/1/2022	59,300	58,429
1,2 Federal National Mortgage Assn	5.500%	6/1/2022	59,300	59,374
1,2 Federal National Mortgage Assn	6.000%	12/1/2016-5/1/2017	24,882	25,247
1,2 Federal National Mortgage Assn	6.500%	12/1/2011-9/1/2016	22,902	23,369
1,2 Federal National Mortgage Assn	7.000%	10/1/2011-4/1/2013	5,283	5,328
1,2 Federal National Mortgage Assn	7.500%	3/1/2015	753	766
Non-Conventional
Mortgage-Backed Securities (3.3%)
1,2 Federal Home Loan Mortgage Corp.	3.667%	8/1/2033	8,893	8,751
1,2 Federal Home Loan Mortgage Corp.	3.711%	8/1/2033	6,685	6,580
1,2 Federal Home Loan Mortgage Corp.	3.858%	8/1/2033	9,652	9,514
1,2 Federal Home Loan Mortgage Corp.	3.873%	7/1/2033	41,368	40,937
1,2 Federal Home Loan Mortgage Corp.	3.927%	6/1/2033	12,744	12,582
1,2 Federal Home Loan Mortgage Corp.	4.000%	10/15/2018	1,936	1,930
1,2 Federal Home Loan Mortgage Corp.	4.059%	5/1/2033	6,403	6,330
1,2 Federal Home Loan Mortgage Corp.	4.080%	6/1/2033	16,079	15,897
1,2 Federal Home Loan Mortgage Corp.	4.115%	5/1/2033	14,084	13,929
1,2 Federal Home Loan Mortgage Corp.	4.202%	2/1/2033	7,062	7,054
1,2 Federal Home Loan Mortgage Corp.	4.292%	1/1/2033	8,609	8,616
1,2 Federal Home Loan Mortgage Corp.	4.649%	9/1/2032	9,827	9,893
1,2 Federal Home Loan Mortgage Corp.	4.667%	10/1/2032	7,635	7,679
1,2 Federal Home Loan Mortgage Corp.	4.728%	8/1/2032	10,204	10,278
1,2 Federal Home Loan Mortgage Corp.	4.750%	9/1/2032	4,698	4,732
1,2 Federal Home Loan Mortgage Corp.	4.851%	9/1/2032	9,962	10,036
1,2 Federal Home Loan Mortgage Corp.	4.973%	8/1/2032	11,088	11,191
1,2 Federal Home Loan Mortgage Corp.	4.985%	7/1/2032	4,836	4,876
1,2 Federal Home Loan Mortgage Corp.	5.000%	5/15/2018	21,981	21,917
1,2 Federal Home Loan Mortgage Corp.	5.000%	7/15/2024	19,157	19,089
1,2 Federal Home Loan Mortgage Corp.	5.094%	8/1/2032	4,713	4,760
1,2 Federal National Mortgage Assn	3.000%	8/25/2032	2,058	2,036
1,2 Federal National Mortgage Assn	3.407%	8/1/2033	10,284	10,116
1,2 Federal National Mortgage Assn	3.461%	8/1/2033	9,966	9,813
1,2 Federal National Mortgage Assn	3.623%	8/1/2033	8,591	8,470
1,2 Federal National Mortgage Assn	3.691%	8/1/2033	17,603	17,373
1,2 Federal National Mortgage Assn	3.707%	8/1/2033	3,275	3,234
1,2 Federal National Mortgage Assn	3.708%	6/1/2033	37,351	37,049
1,2 Federal National Mortgage Assn	3.715%	7/1/2033	14,310	14,139
1,2 Federal National Mortgage Assn	3.715%	9/1/2033	21,312	21,026
1,2 Federal National Mortgage Assn	3.722%	6/1/2033	18,770	18,558
1,2 Federal National Mortgage Assn	3.751%	10/1/2033	10,363	10,225
1,2 Federal National Mortgage Assn	3.795%	9/1/2033	30,725	30,338
1,2 Federal National Mortgage Assn	3.799%	8/1/2033	20,302	20,058
1,2 Federal National Mortgage Assn	3.822%	7/1/2033	21,586	21,338
1,2 Federal National Mortgage Assn	3.945%	4/1/2033	11,688	11,647
1,2 Federal National Mortgage Assn	3.964%	5/1/2033	25,504	25,302
1,2 Federal National Mortgage Assn	4.004%	5/1/2033	4,462	4,450
1,2 Federal National Mortgage Assn	4.024%	4/1/2033	8,077	8,071
1,2 Federal National Mortgage Assn	4.052%	5/1/2033	16,592	16,555
1,2 Federal National Mortgage Assn	4.129%	5/1/2033	11,714	11,620
1,2 Federal National Mortgage Assn	4.198%	7/1/2033	35,038	34,761
1,2 Federal National Mortgage Assn	4.432%	12/1/2032	5,288	5,311
1,2 Federal National Mortgage Assn	4.845%	9/1/2032	5,194	5,231
1,2 Federal National Mortgage Assn	4.916%	9/1/2032	2,388	2,417
1,2 Federal National Mortgage Assn	5.075%	8/1/2032	5,807	5,894
1,2 Federal National Mortgage Assn	5.214%	7/1/2032	3,190	3,235
1,2 Federal National Mortgage Assn	5.500%	8/25/2027	12,480	12,527

				856,196

Total U.S. Government and Agency
Obligations (Cost $1,867,495)				1,856,275

Corporate Bonds (85.4%)

Asset Backed/Commercial
Mortgage-Backed Securities (23.7%)
2,4 American Express
Credit Account Master Trust	5.430%	9/15/2010	23,200	23,238
2,4 American Express
Credit Account Master Trust	5.770%	11/15/2010	16,000	16,067
2,4 American Express
Credit Account Master Trust	5.410%	3/15/2012	16,630	16,690
2,4 American Express
Credit Account Master Trust	5.350%	12/15/2013	22,500	22,503
2,4 American Express Issuance Trust	5.350%	8/15/2011	24,500	24,575
2,3 ARG Funding Corp.	4.020%	4/20/2009	28,310	28,022
2 Banc of America Funding Corp.	5.615%	9/20/2046	83,028	83,502
2 Banc of America Mortgage Securities	3.983%	2/25/2033	3,180	3,184
2 Banc of America Mortgage Securities	4.183%	5/25/2033	4,747	4,693
2 Banc of America Mortgage Securities	3.419%	7/25/2033	7,400	7,271
2 Banc of America Mortgage Securities	3.555%	2/25/2034	8,149	7,986
2 Banc of America Securities Auto Trust	5.180%	6/18/2010	40,000	40,083
2,4 Bank of America Credit Card Trust	5.340%	6/17/2013	44,920	44,950
2 Bank of America Mortgage Securities	4.879%	9/25/2032	1,561	1,554
2,4 Bank One Issuance Trust	5.430%	12/15/2010	25,000	25,046
2 Bay View Auto Trust	3.860%	3/25/2010	7,615	7,564
2 Bear Stearns
Adjustable Rate Mortgage Trust	5.827%	10/25/2036	88,343	88,889
2 Bear Stearns ARM Trust	5.500%	5/25/2047	67,976	67,976
2 Bear Stearns Commercial
Mortgage Securities, Inc.	5.478%	10/12/2041	46,800	47,383
2 Bear Stearns Commercial
Mortgage Securities, Inc.	4.254%	7/11/2042	11,800	11,548
2 Bear Stearns Commercial
Mortgage Securities, Inc.	5.330%	1/12/2045	11,250	11,330
2,3,4 BMW Floorplan Master Owner Trust	5.320%	9/17/2011	107,500	107,475
2 Capital Auto Receivables Asset Trust	2.640%	11/17/2008	11,245	11,170
2 Capital Auto Receivables Asset Trust	4.980%	5/15/2011	29,550	29,486
2 Capital One Auto Finance Trust	5.250%	8/15/2011	34,200	34,394
2,4 Capital One Master Trust	5.830%	10/15/2010	23,750	23,778
2 Capital One Multi-Asset Execution Trust	4.150%	7/16/2012	37,800	37,089
2 Capital One Prime Auto Receivables Trust	4.320%	8/15/2009	16,115	16,052
2 Capital One Prime Auto Receivables Trust	4.990%	9/15/2010	44,200	44,112
2 CarMax Auto Owner Trust	4.130%	5/15/2009	13,207	13,161
2 CarMax Auto Owner Trust	4.210%	1/15/2010	14,994	14,904
2,4 Chase Credit Card Master Trust	5.430%	7/15/2010	24,900	24,940
2,4 Chase Issuance Trust	5.340%	10/17/2011	37,700	37,706
2,4 Chase Issuance Trust	5.360%	10/15/2012	33,000	33,017
2,4 Chase Issuance Trust	5.340%	3/15/2013	42,100	42,241
2 Chase Manhattan Auto Owner Trust	3.870%	6/15/2009	20,536	20,369
2 Chase Manhattan Auto Owner Trust	5.340%	7/15/2010	62,600	62,727
2 Chase Manhattan Auto Owner Trust	3.980%	4/15/2011	16,100	15,851
2 CIT Equipment Collateral	4.420%	5/20/2009	26,678	26,529
2,4 Citibank Credit Card Issuance Trust	5.456%	1/15/2010	16,000	16,021
2 Citibank Credit Card Issuance Trust	4.850%	2/10/2011	44,200	44,102
2 Citibank Credit Card Issuance Trust	5.150%	3/7/2011	39,250	39,292
2 Citibank Credit Card Issuance Trust	4.750%	10/22/2012	49,000	48,838
2 Citigroup Mortgage Loan Trust, Inc.	4.678%	3/25/2034	10,243	10,126
2 Citigroup/Deutsche
Bank Commercial Mortgage	5.205%	12/11/2049	46,000	46,095
2 CNH Equipment Trust	4.270%	1/15/2010	11,578	11,480
2 CNH Equipment Trust	5.200%	8/16/2010	26,400	26,399
2,4 CNH Wholesale Master Note Trust	5.430%	6/15/2011	23,475	23,489
2,4 CNH Wholesale Master Note Trust	5.380%	7/15/2012	29,350	29,383
2 Countrywide Home Loans	4.045%	5/25/2033	8,430	8,315
2 Countrywide Home Loans	3.467%	11/19/2033	16,941	16,699
2 Countrywide Home Loans	5.368%	3/20/2036	38,475	38,645
2 Countrywide Home Loans	5.472%	2/25/2047	46,494	46,791
2 DaimlerChrysler Auto Trust	2.980%	8/8/2008	4,314	4,309
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	29,260	29,305
2 DaimlerChrysler Auto Trust	4.980%	2/8/2011	26,200	26,187
2,4 DaimlerChrysler Master Owner Trust	5.350%	11/15/2011	22,000	22,006
2,4 Discover Card Master Trust I	5.350%	4/16/2010	34,200	34,216
2,4 Discover Card Master Trust I	5.330%	9/16/2010	46,000	46,034
2,4 Federal National
Mortgage Assn. Grantor Trust	5.440%	6/25/2033	396	398
2 First Horizon
Mortgage Pass-Through Trust	5.695%	11/25/2036	37,078	37,129
2 First Horizon
Mortgage Pass-Through Trust	5.519%	1/25/2037	85,458	85,462
2,4 Fleet Home Equity Loan Trust	5.570%	1/20/2033	8,491	8,499
2 Ford Credit Auto Owner Trust	2.930%	3/15/2008	2,263	2,262
2 Ford Credit Auto Owner Trust	3.480%	11/15/2008	9,252	9,220
2 Ford Credit Auto Owner Trust	4.170%	1/15/2009	8,080	8,058
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	9,897	9,845
2 Ford Credit Auto Owner Trust	5.160%	11/15/2010	27,500	27,580
2 GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048	20,500	20,064
2,4 GE Capital Credit
Card Master Note Trust	5.370%	6/15/2010	19,500	19,501
2,4 GE Capital Credit
Card Master Note Trust	5.360%	9/15/2010	44,900	44,921
2,4 GE Capital Credit
Card Master Note Trust	5.360%	3/15/2013	17,600	17,653
2,4 GMAC Mortgage Corp. Loan Trust	5.470%	10/25/2034	20,000	20,003
2 GMAC Mortgage Corp. Loan Trust	5.297%	11/19/2035	13,621	13,548
2,4 Gracechurch Card Funding PLC	5.340%	11/16/2009	29,400	29,417
2,4 Gracechurch Card Funding PLC	5.330%	9/15/2010	39,500	39,560
2,4 Granite Mortgages PLC	5.420%	12/20/2054	26,200	26,210
2 Harley-Davidson Motorcycle Trust	2.630%	11/15/2010	10,289	10,119
2 Harley-Davidson Motorcycle Trust	2.070%	2/15/2011	8,650	8,492
2 Harley-Davidson Motorcycle Trust	2.760%	5/15/2011	12,595	12,357
2 Harley-Davidson Motorcycle Trust	2.530%	11/15/2011	13,021	12,690
2 Harley-Davidson Motorcycle Trust	5.240%	1/15/2012	9,800	9,819
2 Harley-Davidson Motorcycle Trust	3.560%	2/15/2012	23,470	23,026
2 Harley-Davidson Motorcycle Trust	5.220%	3/15/2012	13,850	13,917
2 Harley-Davidson Motorcycle Trust	5.040%	10/15/2012	29,100	29,076
2,3 Hertz Vehicle Financing	2.380%	5/25/2008	10,173	10,156
2 Honda Auto Receivables Owner Trust	3.870%	4/20/2009	28,568	28,372
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	16,232	16,168
2 Honda Auto Receivables Owner Trust	4.850%	10/19/2009	16,900	16,846
2 Honda Auto Receivables Owner Trust	5.100%	3/18/2011	58,700	58,905
2 Hyundai Auto Receivables Trust	5.110%	4/15/2011	52,000	52,025
2 John Deere Owner Trust	3.980%	6/15/2009	8,703	8,651
2 John Deere Owner Trust	5.040%	7/15/2011	34,700	34,706
2 JP Morgan Mortgage Trust	5.301%	7/25/2035	91,197	90,948
2 JPMorgan Chase
Commercial Mortgage Securities	4.625%	3/15/2046	22,200	21,928
2 JPMorgan Chase
Commercial Mortgage Securities	5.298%	5/15/2047	18,700	18,777
2,3,4 Kildare Securities Ltd.	5.423%	12/10/2043	58,600	58,600
2 LB-UBS Commercial Mortgage Trust	5.318%	2/15/2040	23,300	23,506
2 LB-UBS Commercial Mortgage Trust	5.303%	2/17/2040	37,500	37,727
2 Master Adjustable Rate Mortgages Trust	3.813%	4/25/2034	14,208	13,946
2,4 MBNA Credit Card Master Note Trust	5.440%	8/16/2010	41,300	41,370
2,4 MBNA Credit Card Master Note Trust	5.340%	2/15/2012	40,000	40,090
2,4 Mellon Bank Premium
Finance Loan Master Trust	5.515%	6/15/2009	30,500	30,504
2 Merrill Auto Trust Securitization	4.100%	8/25/2009	26,485	26,358
2 Merrill Lynch Mortgage Investors, Inc.	4.210%	2/25/2033	15,484	15,465
2 Merrill Lynch Mortgage Investors, Inc.	4.610%	7/25/2033	7,398	7,418
2 Merrill Lynch Mortgage Investors, Inc.	4.572%	2/25/2034	20,795	20,776
2 Merrill Lynch Mortgage Investors, Inc.	5.509%	5/25/2036	53,121	53,473
2 Merrill Lynch/Countrywide
Commercial Mortgage Trust	5.282%	8/12/2048	23,500	23,619
2 Merrill Lynch/Countrywide
Commercial Mortgage Trust	5.331%	3/12/2051	18,760	18,871
2,4 Morgan Stanley Dean Witter Credit
Card Home Equity Line of Credit Trust	5.590%	11/25/2015	4,091	4,089
2 Morgan Stanley Mortgage Loan Trust	4.082%	2/25/2034	14,472	14,392
2 Morgan Stanley Mortgage Loan Trust	5.428%	6/25/2036	43,662	43,964
2,4 National City Credit Card Master Trust	5.370%	8/15/2012	57,400	57,602
2,4 National City Credit Card Master Trust	5.370%	3/17/2014	24,825	24,938
2 Nissan Auto Receivables Owner Trust	2.050%	3/16/2009	4,597	4,592
2 Nissan Auto Receivables Owner Trust	3.990%	7/15/2009	23,404	23,244
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	13,664	13,579
2 Nissan Auto Receivables Owner Trust	5.160%	2/15/2010	40,140	40,130
2,4 Nissan Auto Receivables Owner Trust	5.350%	7/15/2010	29,100	29,135
2 Nissan Auto Receivables Owner Trust	5.450%	6/15/2012	40,400	40,939
2,3,4 Nordstrom Private Label
Credit Card Master Trust	5.320%	5/15/2015	93,000	93,000
2,4 Permanent Financing PLC	5.450%	6/10/2011	13,300	13,302
2,4 Permanent Master Issuer PLC	5.406%	1/15/2016	32,800	32,799
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	39,250	38,481
2 PG&E Energy Recovery Funding LLC	4.370%	6/25/2014	47,300	46,300
2 PP&L Transition Bond Co. LLC	7.050%	6/25/2009	3,185	3,193
2 Provident Funding Mortgage Loan Trust	4.045%	4/25/2034	25,025	24,945
2,4 Rental Car Finance Corp.	5.520%	6/25/2009	28,540	28,614
2 Residential Funding
Mortgage Securities I	5.865%	8/25/2036	65,620	66,414
2 Residential Funding
Mortgage Securities I	5.979%	9/25/2036	29,108	29,496
2 Salomon Brothers
Mortgage Securities VII	4.114%	9/25/2033	30,496	30,067
2 Sequoia Mortgage Trust	5.664%	9/20/2046	84,091	84,334
2,4 Target Credit Card Master Trust	5.471%	6/27/2011	55,000	55,007
2 Thornburg Mortgage Securities Trust	3.301%	3/25/2044	14,477	14,715
2 Toyota Auto Receivables Owner Trust	2.790%	1/15/2010	12,326	12,316
2 USAA Auto Owner Trust	4.550%	2/16/2010	57,900	57,623
2 USAA Auto Owner Trust	5.010%	9/15/2010	41,100	41,035
2 USAA Auto Owner Trust	2.670%	10/15/2010	31,474	31,212
2,4 Volkswagen Credit Auto Master Trust	5.340%	7/20/2010	53,775	53,827
2,4 Wachovia Asset Securitization, Inc.	5.580%	6/25/2033	3,575	3,571
2 Wachovia Auto Loan Owner Trust	5.100%	7/20/2011	24,500	24,515
2 Washington Mutual Mortgage
Pass-Through Certificates	4.108%	1/25/2033	3,141	3,151
2 Washington Mutual Mortgage
Pass-Through Certificates	3.842%	8/25/2033	8,991	8,943
2 Washington Mutual Mortgage
Pass-Through Certificates	4.043%	9/25/2033	11,821	11,761
2 Wells Fargo Home Equity Trust	3.970%	5/25/2034	31,773	31,298
2 Wells Fargo Mortgage
Backed Securities Trust	5.659%	10/25/2036	80,928	80,955
2 World Omni Auto Receivables Trust	4.400%	4/20/2009	16,657	16,621
2 World Omni Auto Receivables Trust	5.010%	10/15/2010	58,200	58,099
2 World Omni Auto Receivables Trust	5.230%	2/15/2011	17,600	17,673

				4,364,689

Finance (36.4%)
Banking (19.9%)
4 Allied Irish Banks	5.350%	8/3/2007	63,495	63,461
AmSouth Bank NA	6.125%	3/1/2009	2,300	2,343
3,4 ANZ National Bank International Ltd.	5.426%	4/14/2008	56,800	56,830
3,4 ANZ National Bank International Ltd.	5.400%	8/7/2009	19,600	19,600
4 Associated Bank NA	5.480%	2/1/2008	9,350	9,356
4 Associated Bank NA	5.468%	6/2/2008	37,550	37,572
Astoria Financial Corp.	5.750%	10/15/2012	12,000	12,122
2,3 Banco Mercantil del Norte	6.135%	10/13/2016	19,550	19,794
3 Banco Mercantil del
Norte SA (Cayman Islands)	5.875%	2/17/2014	34,000	34,255
3,4 Banco Santander Chile	5.690%	12/9/2009	18,900	18,899
4 Bank of America Corp.	5.360%	2/27/2009	33,500	33,446
4 Bank of America Corp.	5.460%	8/2/2010	20,000	20,024
Bank of America Corp.	5.375%	8/15/2011	65,000	65,872
4 Bank of Ireland	5.400%	12/18/2009	61,800	61,858
Bank of New York Co., Inc.	3.900%	9/1/2007	23,610	23,458
Bank of New York Co., Inc.	5.050%	3/3/2009	37,900	38,005
Bank of New York Co., Inc.	5.410%	5/15/2009	30,800	31,050
Bank of New York Co., Inc.	7.300%	12/1/2009	4,900	5,168
Bank of New York Co., Inc.	4.950%	1/14/2011	14,700	14,654
2 Bank of New York Co., Inc.	3.400%	3/15/2013	9,355	9,184
4 Bank of Nova Scotia	5.360%	3/28/2008	94,000	94,066
Barclays Bank PLC	7.400%	12/15/2009	6,788	7,181
BB&T Corp.	6.500%	8/1/2011	11,970	12,582
3,4 BBVA US Senior S.A. Unipersonal	5.427%	4/17/2009	117,500	117,586
3 BNP Paribas	4.800%	6/24/2015	13,800	13,328
4 Branch Banking & Trust Co.	5.410%	9/2/2008	17,800	17,811
3,4 BTMU Curacao Holdings NV	5.670%	12/19/2016	36,725	36,601
4 Canadian Imperial Bank of Commerce	5.410%	5/27/2008	34,200	34,217
4 Charter One Bank N.A	5.405%	4/24/2009	29,370	29,386
Charter One Bank N.A	5.500%	4/26/2011	16,400	16,668
4 Citigroup Global Markets	5.450%	3/17/2009	38,700	38,753
4 Citigroup, Inc.	5.420%	11/1/2007	33,100	33,116
4 Citigroup, Inc.	5.480%	6/9/2009	81,000	81,190
Citigroup, Inc.	5.250%	2/27/2012	19,900	20,050
Colonial Bank NA	6.375%	12/1/2015	3,800	3,906
2,3 Commonwealth Bank of Australia	6.024%	3/15/2049	21,125	21,328
4 Credit Suisse First Boston USA, Inc.	5.458%	6/2/2008	40,000	40,036
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	38,425	37,653
4 Credit Suisse First Boston USA, Inc.	5.560%	8/15/2010	41,500	41,676
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	8,500	8,638
Deutsche Bank Financial, Inc.	7.500%	4/25/2009	17,920	18,706
3,4 Deutsche Bank Financial, Inc.	5.675%	4/30/2009	11,730	11,734
3 Development Bank of Singapore Ltd.	7.875%	8/10/2009	21,600	22,854
3,4 DnB NOR Bank ASA	5.425%	10/13/2009	60,900	60,926
Fifth Third Bank	3.375%	8/15/2008	16,701	16,333
4 First Tennessee Bank	5.490%	12/17/2009	23,500	23,571
FirstStar Bank	7.125%	12/1/2009	8,425	8,843
FleetBoston Financial Corp.	7.375%	12/1/2009	5,000	5,280
Golden West Financial Corp.	4.125%	8/15/2007	10,975	10,936
GreenPoint Financial Corp.	3.200%	6/6/2008	36,560	35,752
3 HBOS Treasury Services PLC	4.000%	9/15/2009	18,000	17,603
3,4 HBOS Treasury Services PLC	5.400%	12/8/2010	89,800	89,795
HSBC Bank PLC	6.950%	3/15/2011	4,800	5,092
HSBC Bank USA	3.875%	9/15/2009	38,500	37,549
4 HSBC Bank USA	5.485%	12/14/2009	38,500	38,584
3 ICICI Bank Ltd.	5.750%	1/12/2012	9,125	9,157
2 Independence Community Bank	3.750%	4/1/2014	16,040	15,578
JPMorgan Chase & Co.	5.600%	6/1/2011	35,000	35,673
2 JPMorgan Chase & Co.	4.891%	9/1/2015	25,200	24,990
KeyCorp	4.700%	5/21/2009	15,700	15,592
4 KeyCorp	5.420%	5/26/2009	19,570	19,589
2,3 Lloyds TSB Group PLC	6.267%	11/14/2049	23,575	23,393
2,3 M & T Bank Corp.	3.850%	4/1/2013	16,150	15,926
Marshall & Ilsley Bank	5.150%	2/22/2012	21,500	21,526
MBNA Corp.	5.625%	11/30/2007	3,925	3,929
4 MBNA Corp.	5.790%	5/5/2008	17,400	17,476
Mellon Capital I	7.720%	12/1/2026	9,600	9,979
Mellon Funding Corp.	3.250%	4/1/2009	48,350	46,793
National Australia Bank	6.600%	12/10/2007	9,026	9,095
National City Bank	3.300%	5/15/2007	49,000	48,968
National City Bank of Indiana	4.875%	7/20/2007	9,850	9,839
National Westminster Bank PLC	7.375%	10/1/2009	9,337	9,828
2 National Westminster Bank PLC	7.750%	4/29/2049	23,222	23,387
2 North Fork Bancorp., Inc.	5.000%	8/15/2012	16,450	16,431
North Fork Bancorp., Inc.	5.875%	8/15/2012	8,070	8,195
PNC Funding Corp.	6.500%	5/1/2008	9,795	9,927
PNC Funding Corp.	5.125%	12/14/2010	28,155	28,106
3 PNC Institutional Capital Trust	8.315%	5/15/2027	12,250	12,765
4 Regions Financial Corp.	5.440%	8/8/2008	47,400	47,429
Regions Financial Corp.	4.375%	12/1/2010	1,500	1,467
Regions Financial Corp.	7.000%	3/1/2011	10,385	11,018
Republic New York Corp.	5.875%	10/15/2008	9,934	10,021
4 Royal Bank of Canada	5.320%	3/20/2008	28,180	28,208
Royal Bank of Canada	5.290%	2/2/2009	114,300	114,803
3,4 Royal Bank of Scotland Group PLC	5.405%	7/21/2008	97,700	97,757
Santander Finance Issuances	6.375%	2/15/2011	17,675	18,294
3,4 Santander U.S. Debt, S.A. Unipersonal	5.407%	11/20/2009	119,400	119,394
Sanwa Bank Ltd.	7.400%	6/15/2011	9,825	10,638
Skandinaviska Enskilda Banken	6.875%	2/15/2009	11,630	11,985
2,3 Societe Generale	5.922%	12/5/2049	9,200	9,204
4 Southtrust Bank NA	5.415%	6/14/2007	38,000	38,001
Sovereign Bancorp, Inc.	4.800%	9/1/2010	7,000	6,897
Sovereign Bank	4.000%	2/1/2008	4,800	4,756
2 Sovereign Bank	4.375%	8/1/2013	2,397	2,367
4 State Street Corp.	5.455%	4/30/2012	5,000	5,000
SunTrust Banks, Inc.	4.000%	10/15/2008	10,450	10,274
4 SunTrust Banks, Inc.	5.460%	5/22/2009	14,700	14,722
4 SunTrust Banks, Inc.	5.468%	6/2/2009	56,470	56,568
Svenska Handelsbanken NY	8.125%	8/15/2007	32,615	32,814
Toronto Dominion Bank NY	6.150%	10/15/2008	4,400	4,474
3,4 Unicredit Luxembourg Finance	5.695%	1/13/2017	51,600	51,598
Union Planters Bank NA	5.125%	6/15/2007	55,605	55,592
US Bancorp	5.100%	7/15/2007	13,885	13,876
US Bank NA	3.700%	8/1/2007	6,840	6,813
US Bank NA	4.125%	3/17/2008	47,500	46,922
US Bank NA	5.700%	12/15/2008	17,500	17,660
2 US Central Credit Union	2.700%	9/30/2009	4,545	4,395
2 USB Capital IX	6.189%	4/15/2049	44,150	45,327
2,3 USB Realty Corp.	6.091%	12/15/2049	11,750	11,845
2 Wachovia Capital Trust III	5.800%	12/31/2049	18,125	18,414
4 Wachovia Corp.	5.435%	7/20/2007	24,175	24,180
4 Wachovia Corp.	5.405%	10/28/2008	52,900	52,945
Wachovia Corp.	6.000%	10/30/2008	9,775	9,875
Wachovia Corp.	6.375%	2/1/2009	45,800	46,738
Wachovia Corp.	6.150%	3/15/2009	15,650	15,955
4 Wachovia Corp.	5.486%	10/15/2011	24,450	24,479
Washington Mutual, Inc.	4.375%	1/15/2008	46,194	45,936
4 Wells Fargo & Co.	5.410%	9/28/2007	86,800	86,827
Wells Fargo & Co.	3.750%	10/15/2007	25,000	24,822
Wells Fargo & Co.	5.250%	12/1/2007	14,300	14,291
Wells Fargo & Co.	4.200%	1/15/2010	50,000	49,027
Wells Fargo Bank NA	6.450%	2/1/2011	23,800	24,891
Western Financial Bank	9.625%	5/15/2012	5,610	6,134
3,4 Westpac Banking	5.420%	5/25/2007	52,300	52,298
4 World Savings Bank, FSB	5.420%	6/1/2007	57,050	57,052
4 Zions Bancorp	5.476%	4/15/2008	65,700	65,698
Brokerage (4.1%)
Bear Stearns Co., Inc.	4.000%	1/31/2008	11,100	10,984
2,4 Bear Stearns Co., Inc.	5.490%	2/8/2008	24,500	24,520
4 Bear Stearns Co., Inc.	5.450%	8/21/2009	43,450	43,449
Bear Stearns Co., Inc.	4.500%	10/28/2010	24,158	23,677
4 Bear Stearns Co., Inc.	5.585%	1/31/2011	25,020	25,063
Bear Stearns Co., Inc.	5.350%	2/1/2012	18,000	18,118
Franklin Resources Inc.	3.700%	4/15/2008	14,100	13,887
4 Goldman Sachs Group, Inc.	5.475%	10/5/2007	59,750	59,781
4 Goldman Sachs Group, Inc.	5.685%	7/23/2009	6,265	6,299
4 Goldman Sachs Group, Inc.	5.430%	12/23/2009	49,750	49,772
4 Goldman Sachs Group, Inc.	5.548%	3/2/2010	29,300	29,376
4 Goldman Sachs Group, Inc.	5.650%	6/28/2010	45,030	45,290
Goldman Sachs Group, Inc.	5.625%	1/15/2017	5,870	5,875
LaBranche & Co.	9.500%	5/15/2009	14,450	15,136
LaBranche & Co.	11.000%	5/15/2012	1,625	1,767
4 Lehman Brothers Holdings, Inc.	5.460%	8/21/2009	24,450	24,455
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	38,620	37,939
Lehman Brothers Holdings, Inc.	5.750%	7/18/2011	69,400	71,055
4 Lehman Brothers Holdings, Inc.	6.140%	8/19/2065	9,790	9,854
4 Merrill Lynch & Co., Inc.	5.580%	2/5/2010	56,575	56,765
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	33,300	32,646
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	35,465	35,203
4 Morgan Stanley Dean Witter	5.636%	1/15/2010	100,900	101,409
Morgan Stanley Dean Witter	6.750%	4/15/2011	17,500	18,469
Finance Companies (5.2%)
4 American Express Centurion Bank	5.480%	11/16/2009	9,500	9,525
American Express Credit Corp.	3.000%	5/16/2008	11,450	11,186
4 American Express Credit Corp.	5.380%	5/19/2009	23,750	23,755
4 American Express Credit Corp.	5.470%	10/4/2010	19,600	19,619
3 American Express Travel	5.250%	11/21/2011	18,800	18,920
4 American General Finance Corp.	5.470%	8/16/2007	25,000	25,009
4 American General Finance Corp.	5.479%	1/18/2008	24,200	24,225
American General Finance Corp.	2.750%	6/15/2008	5,850	5,695
American General Finance Corp.	4.625%	5/15/2009	23,935	23,687
American General Finance Corp.	5.375%	9/1/2009	14,065	14,155
American General Finance Corp.	3.875%	10/1/2009	39,000	37,930
American General Finance Corp.	4.875%	5/15/2010	5,200	5,168
Capital One Bank	5.000%	6/15/2009	19,650	19,553
Capital One Bank	6.500%	6/13/2013	4,875	5,086
4 Capital One Financial	5.455%	3/13/2009	48,900	48,907
Capital One Financial	5.700%	9/15/2011	14,700	14,851
Capital One Financial	4.800%	2/21/2012	4,380	4,263
Capital One Financial	6.250%	11/15/2013	1,990	2,066
CIT Group, Inc.	5.600%	4/27/2011	52,775	53,278
CIT Group, Inc.	5.800%	7/28/2011	24,450	24,795
Countrywide Home Loan	3.250%	5/21/2008	3,400	3,327
General Electric Capital Corp.	3.500%	8/15/2007	8,200	8,155
4 General Electric Capital Corp.	5.388%	3/4/2008	22,500	22,510
2,4 General Electric Capital Corp.	5.455%	7/28/2008	39,150	39,202
General Electric Capital Corp.	4.125%	9/1/2009	50,000	49,072
4 General Electric Capital Corp.	5.420%	5/10/2010	41,400	41,423
General Electric Capital Corp.	4.250%	9/13/2010	34,250	33,431
General Electric Capital Corp.	4.375%	11/21/2011	10,516	10,234
General Electric Capital Corp.	5.875%	2/15/2012	4,800	4,956
General Electric Capital Corp.	4.375%	3/3/2012	18,600	18,050
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	5,000	5,016
HSBC Finance Corp.	4.125%	11/16/2009	17,500	17,088
HSBC Finance Corp.	4.625%	9/15/2010	46,650	45,918
HSBC Finance Corp.	5.250%	1/14/2011	34,825	34,861
International Lease Finance Corp.	6.375%	3/15/2009	9,410	9,611
International Lease Finance Corp.	4.750%	7/1/2009	6,965	6,904
International Lease Finance Corp.	5.450%	3/24/2011	23,250	23,442
International Lease Finance Corp.	5.300%	5/1/2012	13,100	13,133
iStar Financial Inc.	7.000%	3/15/2008	2,320	2,352
iStar Financial Inc.	4.875%	1/15/2009	34,560	34,284
4 Residential Capital Corp.	6.660%	11/21/2008	14,100	14,137
Residential Capital Corp.	6.375%	6/30/2010	33,425	33,567
Residential Capital Corp.	6.500%	4/17/2013	11,150	11,095
4 SLM Corp.	5.495%	7/27/2009	36,000	35,367
SLM Corp.	4.500%	7/26/2010	52,945	50,585
Insurance (5.7%)
4 Berkshire Hathaway Finance Corp.	5.400%	1/11/2008	19,000	19,010
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	22,600	22,074
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	9,800	9,546
Chubb Corp.	5.472%	8/16/2008	97,900	98,199
2 Chubb Corp.	6.375%	3/29/2067	3,760	3,804
CIGNA Corp.	7.400%	5/15/2007	43,753	43,779
Coventry Health Care Inc.	5.875%	1/15/2012	2,375	2,416
2 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2037	5,850	5,878
Hartford Financial Services Group, Inc.	4.700%	9/1/2007	4,850	4,838
Hartford Financial Services Group, Inc.	5.550%	8/16/2008	29,400	29,543
2 ING Capital Funding Trust III	5.775%	12/8/2049	11,170	11,131
3 ING Security Life Institutional Funding	4.250%	1/15/2010	29,500	28,904
3 Jackson National Life Insurance Co.	3.500%	1/22/2009	14,620	14,246
2,3 Liberty Mutual Insurance Co.	7.000%	3/15/2037	7,600	7,608
Lincoln National Corp.	5.250%	6/15/2007	12,000	11,996
2 Lincoln National Corp.	6.050%	4/20/2067	8,340	8,190
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	4,100	3,939
3 MassMutual Global Funding II	3.250%	6/15/2007	33,300	33,200
3,4 MassMutual Global Funding II	5.420%	4/21/2011	117,100	116,764
3 MetLife Global Funding I	4.750%	6/20/2007	18,700	18,686
3,4 MetLife Global Funding I	5.520%	5/18/2010	48,900	48,982
3 Monumental Global Funding II	3.450%	11/30/2007	8,200	8,106
3,4 Monumental Global Funding II	5.410%	1/9/2009	46,875	46,904
3 Monumental Global Funding II	4.375%	7/30/2009	6,900	6,814
3,5 New York Life Global Funding	3.875%	1/15/2009	23,700	23,225
2,3 Oil Insurance Ltd.	7.558%	6/30/2049	13,225	13,876
3,4 Premium Asset Trust	5.506%	7/15/2008	48,200	48,261
3 PRICOA Global Funding I	3.900%	12/15/2008	42,325	41,545
3 PRICOA Global Funding I	4.200%	1/15/2010	12,000	11,749
3 PRICOA Global Funding I	4.625%	6/25/2012	5,000	4,880
3 Principal Life Global	3.625%	4/30/2008	14,550	14,315
3 Principal Life Global	4.400%	10/1/2010	9,800	9,606
Principal Life Income Funding	5.125%	3/1/2011	29,400	29,463
Safeco Corp.	4.200%	2/1/2008	43,799	43,376
3 TIAA Global Markets	4.125%	11/15/2007	15,000	14,912
2 Travelers Cos. Inc.	6.250%	3/15/2037	16,175	16,214
Travelers Property Casualty Corp.	3.750%	3/15/2008	34,420	33,938
UnitedHealth Group, Inc.	3.375%	8/15/2007	9,500	9,443
UnitedHealth Group, Inc.	3.300%	1/30/2008	23,875	23,512
4 UnitedHealth Group, Inc.	5.428%	3/2/2009	19,575	19,567
UnumProvident Corp.	5.859%	5/15/2009	12,200	12,304
WellPoint Inc.	3.750%	12/14/2007	36,117	35,749
WellPoint Inc.	4.250%	12/15/2009	16,300	15,934
Willis North America Inc.	5.125%	7/15/2010	8,040	7,886
3 Xlliac Global Funding	4.800%	8/10/2010	15,700	15,503
Real Estate Investment Trusts (1.4%)
Archstone-Smith Operating Trust	5.250%	12/1/2010	13,150	13,149
Arden Realty LP	5.200%	9/1/2011	7,700	7,735
AvalonBay Communities, Inc.	5.000%	8/1/2007	4,000	3,995
AvalonBay Communities, Inc.	8.250%	7/15/2008	9,885	10,220
Brandywine Operating Partnership	5.750%	4/1/2012	7,500	7,634
Developers Diversified Realty Corp.	5.250%	4/15/2011	7,330	7,322
Developers Diversified Realty Corp.	5.375%	10/15/2012	14,100	14,096
Health Care Property Investors, Inc.	4.875%	9/15/2010	24,350	23,974
Health Care REIT, Inc.	7.500%	8/15/2007	974	979
Health Care REIT, Inc.	8.000%	9/12/2012	9,750	10,743
HRPT Properties Trust	6.950%	4/1/2012	10,000	10,678
Liberty Property LP	6.375%	8/15/2012	9,400	9,824
ProLogis	5.250%	11/15/2010	21,800	21,827
ProLogis	5.500%	4/1/2012	18,820	18,996
Regency Centers LP	7.950%	1/15/2011	4,700	5,119
Simon Property Group Inc.	6.375%	11/15/2007	15,190	15,258
Simon Property Group Inc.	4.875%	3/18/2010	27,900	27,698
Simon Property Group Inc.	4.875%	8/15/2010	17,950	17,806
United Dominion Realty Trust	6.500%	6/15/2009	6,350	6,507
3 Westfield Capital Corp.	4.375%	11/15/2010	18,930	18,449
Financial Other (0.1%)
3 Citadel Finance	6.250%	12/15/2011	18,350	18,225

				6,692,335

Industrial (20.6%)
Basic Industry (0.3%)
International Steel Group, Inc.	6.500%	4/15/2014	8,800	9,196
Lubrizol Corp.	5.875%	12/1/2008	10,920	11,019
Praxair, Inc.	4.750%	7/15/2007	4,950	4,943
Weyerhaeuser Co.	6.750%	3/15/2012	9,790	10,301
3,4 Xstrata Finance Dubay Ltd.	5.710%	11/13/2009	14,750	14,662
Capital Goods (2.9%)
Allied Waste North America Inc.	6.875%	6/1/2017	9,125	9,285
4 Avery Dennison Corp.	5.590%	8/10/2007	23,800	23,805
3 BAE Systems Holdings Inc.	4.750%	8/15/2010	27,136	26,820
Boeing Capital Corp.	6.100%	3/1/2011	21,075	21,901
2,3 C8 Capital SPV Ltd.	6.640%	12/15/2049	5,600	5,624
Caterpillar Financial Services Corp.	2.700%	7/15/2008	7,660	7,442
Caterpillar Financial Services Corp.	3.700%	8/15/2008	6,910	6,785
Caterpillar Financial Services Corp.	4.500%	9/1/2008	13,700	13,592
4 Caterpillar Financial Services Corp.	5.410%	3/10/2009	38,200	38,225
4 Caterpillar Financial Services Corp.	5.410%	8/11/2009	74,100	74,115
Harsco Corp.	5.125%	9/15/2013	8,000	7,811
4 Honeywell International, Inc.	5.400%	3/13/2009	24,500	24,503
Honeywell International, Inc.	6.125%	11/1/2011	2,628	2,732
John Deere Capital Corp.	3.900%	1/15/2008	42,675	42,228
John Deere Capital Corp.	4.875%	3/16/2009	13,815	13,767
John Deere Capital Corp.	4.625%	4/15/2009	32,900	32,613
John Deere Capital Corp.	5.400%	4/7/2010	3,300	3,333
L-3 Communications Corp.	7.625%	6/15/2012	2,325	2,409
L-3 Communications Corp.	6.125%	7/15/2013	1,550	1,535
L-3 Communications Corp.	5.875%	1/15/2015	5,600	5,446
Lafarge SA	6.150%	7/15/2011	1,875	1,939
Masco Corp.	4.625%	8/15/2007	10,900	10,865
2,3 Minnesota Mining
& Manufacturing ESOP Trust	5.620%	7/15/2009	13,859	13,854
3 Oakmont Asset Trust	4.514%	12/22/2008	16,110	15,871
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	6,812	6,965
Raytheon Co.	6.750%	8/15/2007	10,849	10,883
4 Textron Financial Corp.	5.590%	8/28/2007	31,780	31,805
Textron Financial Corp.	4.125%	3/3/2008	13,200	13,059
4 Textron Financial Corp.	5.455%	1/12/2009	39,170	39,175
Textron Financial Corp.	4.600%	5/3/2010	11,750	11,593
Tyco International Group SA	6.375%	10/15/2011	9,765	10,294
Communication (4.7%)
3,4 America Movil SA de C.V	5.448%	6/27/2008	18,700	18,718
America Movil SA de C.V	4.125%	3/1/2009	15,625	15,313
4 AT&T Corp.	5.460%	2/5/2010	35,200	35,227
AT&T Inc.	4.125%	9/15/2009	42,950	42,010
British Sky Broadcasting Corp.	6.875%	2/23/2009	4,750	4,880
British Sky Broadcasting Corp.	8.200%	7/15/2009	38,016	40,298
British Telecommunications PLC	8.625%	12/15/2010	24,040	26,807
CBS Corp.	5.625%	5/1/2007	10,075	10,075
Clear Channel Communications, Inc.	4.625%	1/15/2008	26,155	25,893
Comcast Cable Communications, Inc.	8.375%	5/1/2007	13,950	13,951
Comcast Cable Communications, Inc.	6.750%	1/30/2011	18,800	19,816
Comcast Corp.	5.850%	1/15/2010	33,312	33,918
Comcast Corp.	5.500%	3/15/2011	29,190	29,521
4 Cox Communications, Inc.	5.905%	12/14/2007	8,960	8,984
Cox Communications, Inc.	3.875%	10/1/2008	4,725	4,636
Cox Communications, Inc.	7.875%	8/15/2009	21,348	22,514
Cox Communications, Inc.	4.625%	1/15/2010	13,400	13,222
3 Cox Enterprises, Inc.	7.875%	9/15/2010	12,000	12,888
Deutsche Telekom International Finance	3.875%	7/22/2008	22,141	21,780
Deutsche Telekom International Finance	8.000%	6/15/2010	10,605	11,475
Gannett Co., Inc.	4.125%	6/15/2008	32,845	32,417
4 Gannett Co., Inc.	5.560%	5/26/2009	24,500	24,499
New Cingular Wireless Services	7.500%	5/1/2007	19,050	19,051
News America Inc.	6.625%	1/9/2008	14,620	14,732
Nextel Communications	5.950%	3/15/2014	10,000	9,833
2 NYNEX Corp.	9.550%	5/1/2010	8,114	8,557
Sprint Capital Corp.	6.125%	11/15/2008	22,180	22,440
Sprint Capital Corp.	7.625%	1/30/2011	17,860	19,201
Telecom Italia Capital	4.000%	1/15/2010	35,850	34,771
Telecom Italia Capital	4.875%	10/1/2010	19,700	19,455
Telefonica Emisiones SAU	5.984%	6/20/2011	54,800	56,291
Telefonos de Mexico SA	4.500%	11/19/2008	58,830	58,168
Telus Corp.	7.500%	6/1/2007	15,470	15,492
3 Time Warner, Inc.	5.400%	7/2/2012	23,500	23,584
Univision Communications, Inc.	3.500%	10/15/2007	25,905	25,589
Univision Communications, Inc.	3.875%	10/15/2008	9,230	8,941
Verizon Global Funding Corp.	7.250%	12/1/2010	39,430	42,133
4 Vodafone Group PLC	5.440%	12/28/2007	14,700	14,705
Consumer Cyclical (4.7%)
3,4 American Honda Finance	5.400%	3/9/2009	53,870	53,905
3,4 American Honda Finance	5.420%	5/12/2009	29,400	29,405
3 American Honda Finance	5.125%	12/15/2010	24,390	24,424
Carnival Corp.	3.750%	11/15/2007	15,110	14,968
Centex Corp.	7.875%	2/1/2011	5,040	5,314
CVS Corp.	4.000%	9/15/2009	9,500	9,237
CVS Corp.	5.750%	8/15/2011	10,000	10,196
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	35,400	34,837
4 DaimlerChrysler North America Holding Corp.	5.890%	10/31/2008	36,439	36,618
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	9,150	9,534
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	11,000	10,879
Federated Department Stores, Inc.	6.300%	4/1/2009	16,875	17,187
Federated Department Stores, Inc.	6.625%	4/1/2011	17,146	17,895
Gamestop Corp.	8.000%	10/1/2012	8,750	9,319
3 Harley-Davidson Inc.	5.000%	12/15/2010	9,300	9,257
Harrah's Entertainment Inc.	7.875%	3/15/2010	5,425	5,696
International Speedway Corp.	4.200%	4/15/2009	25,270	24,684
J.C. Penney Co., Inc.	8.000%	3/1/2010	2,400	2,569
J.C. Penney Co., Inc.	9.000%	8/1/2012	25,811	29,874
4 Johnson Controls, Inc.	5.587%	1/17/2008	24,475	24,507
K. Hovnanian Enterprises	6.250%	1/15/2016	7,710	6,881
KB Home	6.375%	8/15/2011	8,750	8,608
KB Home	7.250%	6/15/2018	2,200	2,118
May Department Stores Co.	5.950%	11/1/2008	17,020	17,016
May Department Stores Co.	4.800%	7/15/2009	22,297	22,040
MDC Holdings Inc.	7.000%	12/1/2012	5,385	5,537
MGM Mirage, Inc.	8.500%	9/15/2010	5,600	5,999
MGM Mirage, Inc.	6.750%	4/1/2013	3,825	3,806
MGM Mirage, Inc.	5.875%	2/27/2014	4,000	3,760
3 Nissan Motor Acceptance Corp.	4.625%	3/8/2010	28,250	27,709
3 Nissan Motor Acceptance Corp.	5.625%	3/14/2011	39,200	39,473
4 Paccar Financial Corp.	5.395%	10/26/2009	60,880	60,879
3,4 Realogy Corp.	7.058%	10/20/2009	14,000	14,000
Royal Caribbean Cruises	6.750%	3/15/2008	6,470	6,527
Royal Caribbean Cruises	7.000%	6/15/2013	11,500	11,874
Royal Caribbean Cruises	6.875%	12/1/2013	2,320	2,372
Target Corp.	3.375%	3/1/2008	7,900	7,773
Target Corp.	5.400%	10/1/2008	27,295	27,124
Tenneco Automotive Inc.	8.625%	11/15/2014	4,400	4,686
The Walt Disney Co.	5.700%	7/15/2011	7,500	7,682
Time Warner, Inc.	6.150%	5/1/2007	13,500	13,500
4 Time Warner, Inc.	5.590%	11/13/2009	29,500	29,556
Toll Corp.	8.250%	2/1/2011	2,305	2,357
2 Toyota Motor Credit Corp.	2.750%	8/6/2009	5,727	5,559
4 Viacom Inc.	5.700%	6/16/2009	34,200	34,294
Wal-Mart Stores, Inc.	4.000%	1/15/2010	20,000	19,511
Wal-Mart Stores, Inc.	4.125%	7/1/2010	44,000	42,926
Western Union Co.	5.400%	11/17/2011	19,500	19,522
Yum! Brands, Inc.	7.650%	5/15/2008	15,944	16,193
Yum! Brands, Inc.	8.875%	4/15/2011	6,800	7,633
Consumer Noncyclical (3.9%)
Abbott Laboratories	3.750%	3/15/2011	6,550	6,254
Abbott Laboratories	5.600%	5/15/2011	16,845	17,179
Altria Group, Inc.	5.625%	11/4/2008	9,475	9,523
Altria Group, Inc.	7.000%	11/4/2013	3,000	3,269
AmerisourceBergen Corp.	5.625%	9/15/2012	10,000	10,015
Amgen Inc.	4.000%	11/18/2009	41,950	40,884
Baxter Finco, BV	4.750%	10/15/2010	21,300	21,075
Becton, Dickinson & Co.	7.150%	10/1/2009	4,900	5,118
Bristol-Myers Squibb Co.	5.250%	8/15/2013	5,875	5,881
Brown-Forman Corp.	3.000%	3/15/2008	14,700	14,411
3 Cadbury Schweppes US Finance	3.875%	10/1/2008	44,815	43,927
Campbell Soup Co.	5.875%	10/1/2008	20,300	20,472
3,4 Cardinal Health, Inc.	5.619%	10/2/2009	18,725	18,745
4 Clorox Co.	5.480%	12/14/2007	39,000	39,030
Constellation Brands Inc.	7.250%	9/1/2016	2,300	2,343
Corn Products International Inc.	8.250%	7/15/2007	12,000	12,056
3 Cosan Finance Ltd.	7.000%	2/1/2017	4,560	4,514
Delhaize America Inc.	8.125%	4/15/2011	11,875	13,011
Diageo Capital PLC	3.375%	3/20/2008	16,435	16,157
4 General Mills, Inc.	5.485%	1/22/2010	28,100	28,099
H.J. Heinz Co.	6.000%	3/15/2008	9,525	9,570
Hershey Foods Corp.	5.300%	9/1/2011	5,625	5,668
Hormel Foods Corp.	6.625%	6/1/2011	8,900	9,343
Hospira, Inc.	4.950%	6/15/2009	19,000	18,804
Kellogg Co.	6.600%	4/1/2011	50,120	52,552
Kraft Foods, Inc.	5.250%	6/1/2007	18,500	18,496
Kraft Foods, Inc.	4.125%	11/12/2009	40,750	39,785
Kroger Co.	6.375%	3/1/2008	9,170	9,227
Kroger Co.	7.450%	3/1/2008	10,880	11,040
Kroger Co.	7.250%	6/1/2009	13,131	13,618
Land O'Lakes Inc.	9.000%	12/15/2010	1,590	1,697
4 Martin Marietta	5.505%	4/30/2010	18,750	18,750
Medtronic Inc.	4.375%	9/15/2010	18,800	18,418
Molson Coors Capital Finance	4.850%	9/22/2010	6,575	6,484
3 Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	26,200	26,426
PepsiAmericas Inc.	6.375%	5/1/2009	10,170	10,386
PepsiAmericas Inc.	5.625%	5/31/2011	4,890	4,966
Quest Diagnostic, Inc.	5.125%	11/1/2010	9,400	9,301
Reynolds American Inc.	7.625%	6/1/2016	3,050	3,351
3,4 SABMiller PLC	5.649%	7/1/2009	14,675	14,716
3 SABMiller PLC	6.200%	7/1/2011	27,465	28,353
4 Safeway, Inc.	5.698%	3/27/2009	19,600	19,600
Safeway, Inc.	7.500%	9/15/2009	31,300	32,832
Wyeth	6.950%	3/15/2011	6,870	7,305
Energy (0.9%)
Anadarko Finance Co.	6.750%	5/1/2011	6,201	6,496
4 Anadarko Petroleum Corp.	5.755%	9/15/2009	47,220	47,313
Chesapeake Energy Corp.	7.625%	7/15/2013	3,850	4,086
Conoco Funding Co.	6.350%	10/15/2011	11,770	12,382
Devon Financing Corp.	6.875%	9/30/2011	9,265	9,876
3 GS-Caltex Oil Corp.	5.500%	10/15/2015	8,300	8,271
2,3,6 Oil Enterprises Ltd.	6.239%	6/30/2008	6,348	6,409
Petrobras International Finance	7.750%	9/15/2014	1,600	1,798
2,3 PF Export Receivables Master Trust	3.748%	6/1/2013	8,164	7,705
2,3 PF Export Receivables Master Trust	6.436%	6/1/2015	14,752	15,030
Phillips Petroleum Co.	8.750%	5/25/2010	24,495	27,059
3 Trans Capital Investment	5.670%	3/5/2014	25,475	25,043
Technology (1.1%)
4 Cisco Systems Inc.	5.440%	2/20/2009	14,700	14,728
Electronic Data Systems	6.500%	8/1/2013	9,905	10,045
Hewlett-Packard Co.	3.625%	3/15/2008	9,437	9,293
International Business Machines Corp.	6.450%	8/1/2007	14,750	14,783
International Business Machines Corp.	3.800%	2/1/2008	29,800	29,455
International Business Machines Corp.	4.250%	9/15/2009	13,825	13,581
International Business Machines Corp.	4.950%	3/22/2011	73,300	73,125
Intuit Inc.	5.400%	3/15/2012	9,375	9,382
Pitney Bowes Credit Corp.	5.750%	8/15/2008	12,560	12,644
Pitney Bowes, Inc.	5.000%	3/15/2015	14,170	13,764
Transportation (1.8%)
2,4,6 American Airlines, Inc.	5.970%	9/23/2007	14,401	14,407
2 American Airlines, Inc.	3.857%	7/9/2010	8,382	8,089
Canadian National Railway Co.	4.250%	8/1/2009	3,000	2,945
Canadian National Railway Co.	6.375%	10/15/2011	4,500	4,709
2 Continental Airlines, Inc.	6.648%	9/15/2017	3,899	4,041
2 Continental Airlines, Inc.	9.798%	4/1/2021	8,513	9,513
CSX Corp.	7.450%	5/1/2007	6,420	6,420
CSX Corp.	4.875%	11/1/2009	5,740	5,689
CSX Corp.	6.750%	3/15/2011	16,800	17,628
3 ERAC USA Finance Co.	7.350%	6/15/2008	9,610	9,806
3,4 ERAC USA Finance Co.	5.605%	4/30/2009	9,400	9,382
3,4 ERAC USA Finance Co.	5.610%	8/28/2009	19,500	19,435
3 ERAC USA Finance Co.	7.950%	12/15/2009	12,270	13,070
3 ERAC USA Finance Co.	8.000%	1/15/2011	8,400	9,112
FedEx Corp.	3.500%	4/1/2009	39,720	38,520
FedEx Corp.	5.500%	8/15/2009	21,600	21,769
Greenbrier Co. Inc.	8.375%	5/15/2015	9,113	9,067
2,4 JetBlue Airways Corp.	9.605%	3/15/2008	3,268	3,302
2,4 JetBlue Airways Corp.	8.460%	11/15/2008	3,452	3,464
2,4 JetBlue Airways Corp.	5.730%	12/15/2013	19,506	19,488
4 JetBlue Airways Corp.	5.775%	3/15/2014	28,775	28,908
4 JetBlue Airways Corp.	5.810%	11/15/2016	19,135	19,227
Norfolk Southern Corp.	7.350%	5/15/2007	2,060	2,061
Norfolk Southern Corp.	5.257%	9/17/2014	10,806	10,576
TFM SA de CV	9.375%	5/1/2012	2,000	2,150
TFM SA de CV	12.500%	6/15/2012	3,160	3,385
Union Pacific Corp.	5.750%	10/15/2007	15,200	15,222
Union Pacific Corp.	7.250%	11/1/2008	11,600	11,916
Union Pacific Corp.	3.875%	2/15/2009	9,500	9,269
Other (0.3%)
Briggs & Stratton Corp.	8.875%	3/15/2011	17,470	18,780
Cintas Corp.	5.125%	6/1/2007	16,400	16,395
2,3 Parker Retirement Savings Plan Trust	6.340%	7/15/2008	4,121	4,140
Stanley Works	3.500%	11/1/2007	6,880	6,816
Steelcase Inc.	6.500%	8/15/2011	6,850	7,036
Thermo Electron Corp.	5.000%	6/1/2015	6,730	6,381

				3,786,437

Utilities (4.7%)
Electric (3.7%)
3 AES Panama SA	6.350%	12/21/2016	8,500	8,450
4 Alabama Power Co.	5.550%	8/25/2009	27,490	27,586
4 Appalachian Power Co.	5.680%	6/29/2007	9,500	9,504
Avista Corp.	9.750%	6/1/2008	20,100	20,934
Carolina Power & Light Co.	6.650%	4/1/2008	25,900	26,176
Consolidated Edison Co. of New York	8.125%	5/1/2010	6,010	6,511
Consumers Energy Co.	4.800%	2/17/2009	10,783	10,703
4 Dominion Resources, Inc.	5.650%	9/28/2007	51,750	51,770
2 Dominion Resources, Inc.	6.300%	9/30/2066	37,740	38,692
Entergy Gulf States, Inc.	3.600%	6/1/2008	47,530	46,675
FirstEnergy Corp.	6.450%	11/15/2011	7,750	8,140
FPL Group Capital, Inc.	5.625%	9/1/2011	29,350	29,919
2 FPL Group Capital, Inc.	6.350%	10/1/2066	8,820	8,973
2 Georgia Power Capital Trust	4.875%	11/1/2042	55,000	54,826
Georgia Power Co.	4.875%	7/15/2007	16,540	16,522
4 Georgia Power Co.	5.540%	2/17/2009	925	927
2,3 GWF Energy LLC	6.131%	12/30/2011	9,136	9,215
Northeast Utilities	3.300%	6/1/2008	6,025	5,884
Northeast Utilities	7.250%	4/1/2012	16,385	17,590
Northern States Power Co.	4.750%	8/1/2010	11,100	10,979
Ohio Edison	4.000%	5/1/2008	8,000	7,899
Ohio Power Co.	5.300%	11/1/2010	10,030	10,075
Oncor Electric Delivery Co.	5.000%	9/1/2007	10,000	9,975
Pacific Gas & Electric Co.	3.600%	3/1/2009	12,320	11,997
Pacific Gas & Electric Co.	4.200%	3/1/2011	5,000	4,852
Pepco Holdings, Inc.	5.500%	8/15/2007	14,860	14,861
4 Pepco Holdings, Inc.	5.985%	6/1/2010	11,510	11,495
PPL Capital Funding, Inc.	8.375%	6/15/2007	6,775	6,797
PPL Capital Funding, Inc.	4.330%	3/1/2009	34,242	33,589
PPL Electric Utilities Corp.	6.250%	8/15/2009	19,070	19,545
Public Service Co. of Colorado	4.375%	10/1/2008	12,260	12,141
Public Service Co. of New Mexico	4.400%	9/15/2008	6,050	6,010
Public Service Electric & Gas	4.000%	11/1/2008	40,378	39,726
Puget Sound Energy Inc.	3.363%	6/1/2008	16,610	16,287
4 Southern California Edison Co.	5.460%	2/2/2009	7,500	7,506
Southern California Edison Co.	7.625%	1/15/2010	7,150	7,598
3 SP PowerAssets Ltd.	3.800%	10/22/2008	18,875	18,506
Texas - New Mexico Power Co.	6.125%	6/1/2008	15,150	15,193
3,4 TXU Electric Delivery	5.725%	9/16/2008	24,450	24,438
Natural Gas (1.0%)
AGL Capital Corp.	7.125%	1/14/2011	9,900	10,503
CenterPoint Energy	6.500%	2/1/2008	18,360	18,489
2,4 Energen Corp.	5.710%	11/15/2007	33,100	33,100
Enterprise Products Operating LP	4.000%	10/15/2007	13,680	13,590
2 Enterprise Products Operating LP	8.375%	8/1/2066	20,700	22,848
3 Gaz Capital SA	6.212%	11/22/2016	14,100	14,241
ONEOK Partners, LP	5.900%	4/1/2012	9,370	9,651
Plains All American Pipeline LP	4.750%	8/15/2009	25,800	25,525
2 Southern Union Co.	7.200%	11/1/2066	17,625	17,950
2 Trans-Canada Pipelines	6.350%	5/15/2067	7,500	7,487

				861,850

Total Corporate Bonds
(Cost $15,718,552)				15,705,311

Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)

3 Abu Dhabi National Energy Co.	5.875%	10/27/2016	15,000	15,131
China Development Bank	8.250%	5/15/2009	18,790	19,938
3 Export-Import Bank of Korea	4.125%	2/10/2009	19,200	18,868
Korea Development Bank	4.750%	7/20/2009	56,500	56,021
2 Pemex Finance Ltd.	8.020%	5/15/2007	1,358	1,358
2 Pemex Finance Ltd.	9.690%	8/15/2009	20,500	21,417
2,3 Petroleum Export/Cayman	4.623%	6/15/2010	21,306	21,155
2,3 Petroleum Export/Cayman	5.265%	6/15/2011	19,650	19,451
3 Petronas Capital Ltd.	7.000%	5/22/2012	20,700	22,382
2,3 Qatar Petroleum	5.579%	5/30/2011	23,500	23,684
2,3 Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009	18,173	17,767
2,3 Ras Laffan Liquified Natural Gas Co. Ltd. II	5.298%	9/30/2020	14,590	14,131

Total Sovereign Bonds
(Cost $251,558)				251,303

Taxable Municipal Bond (0.0%)

3 Texas Municipal Gas Corp.
(Cost $2,500)	2.600%	7/1/2007	2,500	2,494

			Shares

Preferred Stocks (0.6%)

Aspen Insurance Holdings	7.401%		262,600	6,749
4 Bank of America Corp.	5.718%		736,360	18,704
General Electric Capital Corp.	6.450%		300,000	7,794
4 Goldman Sachs Group, Inc.	6.116%		2,080,000	54,080
4 Merrill Lynch & Co., Inc.	5.850%		152,000	3,846
Santander Financial	6.800%		404,900	10,159
4 SunTrust Banks, Inc.	5.920%		369,500	9,977
4 Zions Bancorp	5.830%		293,775	7,594

Total Preferred Stock
(Cost $116,355)				118,903

Temporary Cash Investment (3.3%)
7 Vanguard Market Liquidity Fund
(Cost $611,130)	5.259%	5/2/2007	611,129,893	611,130

Total Investments (100.8%)
(Cost $18,567,590)				18,545,416

Other Assets and Liabilities—Net (-0.8%)				(150,666)

Net Assets (100%)				18,394,750

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of these securities was $2,649,594,000, representing 14.4% of net assets.
4 Adjustable-rate security.
5 Securities with a value of $17,149,000 have been segregated as initial margin for open futures contracts.
6 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2007, the cost of investment securities for tax purposes was $18,567,590,000. Net unrealized depreciation of investment securities for tax purposes was $22,174,000, consisting of unrealized gains of $58,996,000 on securities that had risen in value since their purchase and $81,170,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note	12,063	2,469,522	2,269
5-Year U.S. Treasury Note	7,294	771,910	2,251
10-Year U.S. Treasury Note	(90)	9,750	52

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the fund receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the fund agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At April 30, 2007, the fund had the following open swap contracts:

Credit Default Swaps

Reference Entity	Termination Date	Dealer [1]	Notional Amount ($000)	Premium Received	Unrealized Appreciation (Depreciation) ($000)

Burlington Northern	6/20/2012	DBS	18,400	0.400%	97
CSX Corp.	6/20/2017	LEH	7,300	0.850%	-
Lehman Brothers	6/20/2008	DBS	34,200	0.180%	25
Procter & Gamble Co.	9/20/2008	DBS	111,800	0.120%	84
United Parcel Service	3/20/2008	WB	94,670	0.070%	41

					247

Interest Rate Swaps

Termination Date	Dealer [1]	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) ($000)

5/25/2007	ABN	52,300	3.193%	(5.360%)2	(73)
6/14/2007	DBS	38,000	3.220%	(5.355%)2	(101)
6/18/2009	LEH	34,200	5.039%	(5.331%)2	18
11/1/2007	ABN	33,100	3.163%	(5.356%)2	(371)
12/28/2007	LEH	14,700	4.897%	(5.350%)2	(49)
1/15/2008	LEH	61,900	3.345%	(5.356%)2	(878)
3/28/2008	LEH	94,000	4.758%	(5.320%)3	(480)
9/19/2008	LEH	119,400	4.743%	(5.350%)2	(735)
4/17/2009	LEH	117,500	5.637%	(5.357%)2	1,303
5/18/2009	LEH	44,000	5.601%	(5.360%)2	492
6/2/2009	WB	56,470	5.629%	(5.348%)2	671
6/2/2009	DBS	40,850	3.765%	(5.348%)2	(999)
6/9/2009	LEH	81,000	5.636%	(5.340%)2	986
7/27/2009	LEH	35,000	5.468%	(5.355%)2	336
8/8/2009	LEH	98,750	5.039%	(5.320%)2	51
8/11/2009	BS	74,100	5.062%	(5.360%)2	83
8/21/2009	LEH	43,450	5.274%	(5.360%)2	250
8/25/2009	LEH	16,160	5.628%	(5.360%)2	217
9/17/2009	BS	70,000	5.183%	(5.320%)3	279
10/2/2009	LEH	61,500	5.026%	(5.340%)2	41
10/13/2009	LEH	60,900	5.052%	(5.355%)2	79
10/26/2009	LEH	60,880	5.170%	(5.355%)2	253
11/16/2009	BS	9,500	5.413%	(5.320%)3	94
11/20/2009	LEH	119,400	4.979%	(5.350%)2	(30)
12/9/2009	LEH	18,900	5.414%	(5.340%)2	195
12/14/2009	LEH	38,500	5.414%	(5.355%)2	398
12/17/2009	LEH	23,500	5.413%	(5.350%)2	244
12/18/2009	LEH	61,800	4.973%	(5.350%)2	(16)
12/23/2009	LEH	49,750	5.045%	(5.350%)2	76
1/15/2010	WB	100,900	5.416%	(5.356%)2	1,089
2/15/2010	WB	75,000	5.468%	(5.320%)3	928
5/10/2010	LEH	41,400	5.239%	(5.360%)2	326
5/18/2010	BS	48,900	5.154%	(5.350%)2	273
6/15/2010	BS	25,000	4.983%	(5.355%)2	19
6/15/2010	LEH	51,600	4.982%	(5.356%)2	39
6/28/2010	LEH	15,700	5.413%	(5.350%)2	205
7/11/2010	BS	37,500	5.195%	(5.320%)3	250
8/2/2010	LEH	20,000	5.419%	(5.355%)2	270
8/15/2010	LEH	41,500	5.418%	(5.360%)2	560
10/16/2011	BS	24,450	5.030%	(5.348%)2	47

					6,340

Total Return Swaps

Reference Entity/Termination Date	Dealer [1]	Notional Amount ($000)	Floating Interest Rate Paid[3]	Unrealized Appreciation (Depreciation) ($000)

Mortgage-Backed Securities Index
7/1/2007	UBS	146,880	5.260%	493
8/1/2007	UBS	146,880	5.260%	494

				987

1 ABN-ABN Amro.
BS-Bear Stearns
DBS-Deutsche Bank Securities.
LEH-Lehman Brothers Special Financing Inc.
UBS-UBS Securities LLC.
WB-Wachovia Bank
2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Vanguard Short-Term Federal Fund Schedule of Investments April 30, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government
and Agency Obligations (97.3%)

U.S. Government Securities (2.3%)
U.S. Treasury Note	3.875%	5/15/2009	15,000	14,787
1 U.S. Treasury Note	3.625%	7/15/2009	47,400	46,460

				61,247

Agency Bonds and Notes (77.3%)
2 Federal Home Loan Bank	3.375%	2/15/2008	50,000	49,291
2 Federal Home Loan Bank	3.875%	2/13/2009	20,000	19,607
2 Federal Home Loan Bank	4.250%	5/15/2009	19,640	19,429
2 Federal Home Loan Bank	4.625%	2/18/2011	50,000	49,753
2 Federal Home Loan Bank	4.875%	3/5/2008	100,000	99,721
2 Federal Home Loan Mortgage Corp.	4.000%	8/17/2007	50,000	49,814
2 Federal Home Loan Mortgage Corp.	4.625%	8/22/2008	75,000	74,599
2 Federal Home Loan Mortgage Corp.	4.750%	10/4/2010	25,000	24,934
2 Federal Home Loan Mortgage Corp.	4.750%	3/5/2012	50,000	49,824
2 Federal Home Loan Mortgage Corp.	4.875%	2/17/2009	100,000	99,972
2 Federal Home Loan Mortgage Corp.	5.000%	10/18/2010	50,000	49,888
2 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	100,000	101,648
2 Federal Home Loan Mortgage Corp.	5.250%	12/14/2011	50,000	49,897
2 Federal Home Loan Mortgage Corp.	5.375%	1/9/2014	50,000	49,913
2 Federal Home Loan Mortgage Corp.	5.450%	11/21/2013	50,000	49,989
2 Federal Home Loan Mortgage Corp.	5.750%	3/15/2009	21,500	21,834
2 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	50,000	52,906
2 Federal National Mortgage Assn	3.250%	8/15/2008	50,000	48,920
2 Federal National Mortgage Assn	3.800%	1/18/2008	100,000	98,998
2 Federal National Mortgage Assn	4.000%	1/26/2009	50,000	49,235
2 Federal National Mortgage Assn	4.625%	6/1/2010	100,000	99,396
2 Federal National Mortgage Assn	4.750%	2/1/2008	59,920	59,723
2 Federal National Mortgage Assn	4.875%	4/15/2009	50,000	50,006
2 Federal National Mortgage Assn	5.000%	2/16/2012	100,000	100,707
2 Federal National Mortgage Assn	5.125%	4/15/2011	50,000	50,548
2 Federal National Mortgage Assn	5.250%	6/15/2008	100,000	100,191
2 Federal National Mortgage Assn	5.750%	2/15/2008	96,000	96,376
2 Federal National Mortgage Assn	6.000%	5/15/2008	37,000	37,333
2 Federal National Mortgage Assn	7.125%	6/15/2010	157,975	168,417
2 Federal National Mortgage Assn	7.250%	1/15/2010	100,000	106,093
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	0.000% 3	9/20/2007	5,148	5,589
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	0.000% 3	9/20/2007	8,366	9,081
Private Export Funding Corp.	5.750%	1/15/2008	5,125	5,142
Private Export Funding Corp.	6.670%	9/15/2009	17,000	17,607

				2,016,381

Mortgage-Backed Securities (17.7%)
Conventional Mortgage
Co-Backed Securities (10.8%)
2,4 Federal Home Loan Mortgage Corp.	5.500%	2/1/2016-11/1/2017	34,671	34,824
2,4 Federal Home Loan Mortgage Corp.	6.500%	9/1/2011	1,354	1,367
2,4 Federal Home Loan Mortgage Corp.	7.500%	2/1/2008	148	148
2,4 Federal National Mortgage Assn	5.000%	8/1/2020-5/1/2022	177,826	175,287
2,4 Federal National Mortgage Assn	5.500%	6/1/2022	35,000	35,044
2,4 Federal National Mortgage Assn	6.000%	4/1/2017	10,654	10,811
2,4 Federal National Mortgage Assn	6.500%	10/1/2010-9/1/2016	18,518	18,891
2,4 Federal National Mortgage Assn	7.500%	3/1/2015-8/1/2015	982	1,007
2,4 Federal National Mortgage Assn	8.000%	10/1/2014-9/1/2015	3,466	3,605
Non-Conventional
Mortgage-Backed Securities (6.9%)
2,4 Federal Home Loan Mortgage Corp.	3.711%	8/1/2033	6,118	6,022
2,4 Federal Home Loan Mortgage Corp.	5.978%	5/1/2036	10,496	10,570
2,4 Federal National Mortgage Assn	3.479%	10/1/2033	10,015	9,853
2,4 Federal National Mortgage Assn	3.611%	8/1/2033	7,440	7,334
2,4 Federal National Mortgage Assn	3.707%	8/1/2033	2,785	2,749
2,4 Federal National Mortgage Assn	3.715%	7/1/2033	5,288	5,225
2,4 Federal National Mortgage Assn	3.715%	9/1/2033	22,279	21,979
2,4 Federal National Mortgage Assn	3.722%	6/1/2033	9,369	9,263
2,4 Federal National Mortgage Assn	3.795%	9/1/2033	10,933	10,796
2,4 Federal National Mortgage Assn	3.799%	8/1/2033	10,617	10,490
2,4 Federal National Mortgage Assn	3.822%	7/1/2033	11,370	11,239
2,4 Federal National Mortgage Assn	4.307%	8/1/2034	6,878	6,797
2,4 Federal National Mortgage Assn	4.322%	6/1/2034	28,483	28,160
2,4 Federal National Mortgage Assn	6.300%	9/1/2036	19,979	20,338
2,4 Federal National Mortgage Assn	6.436%	9/1/2036	18,068	18,484

				460,283

Total U.S. Government and Agency
Obligations (Cost $2,547,131)				2,537,911

Temporary Cash Investments (8.2%)

Repurchase Agreements
BNP Paribas Securities Corp.
(Dated 4/30/2007, Repurchase Value $50,007,000,
collateralized by Federal Home Loan Mortgage
Bank, 4.625%-5.000%, 8/8/2007-12/21/2015)
Corp., 5.125%, 7/15/2012, and Federal Home Loan	5.220%	5/1/2007	50,000	50,000
Banc of America Securities, LLC
(Dated 4/30/2007, Repurchase Value $63,871,000,
collateralized by Federal Home Loan Mortgage
Corp., 3.625%-5.125%, 9/15/2008-10/18/2016,
Federal Home Loan Bank, 5.000%, 10/13/2011,
and Federal Farm Credit Bank, 4.850%, 7/29/2020)	5.220%	5/1/2007	63,862	63,862
Deutsche Bank Securities, Inc.
(Dated 4/30/2007, Repurchase Value $50,008,000,
collateralized by Federal Home Loan Mortgage Corp.,
4.000%, 12/15/2009, and Federal National Mortgage	5.230%	5/1/2007	50,000	50,000
Assn. 0.000%, 10/8/2027) UBS Securities LLC Warburg
Dillon Read (Dated 4/30/2007, Repurchase Value
$50,007,000, collateralized by Federal National
Mortgage Assn.,5.375%, 8/15/2009)	5.220%	5/1/2007	50,000	50,000

Total Temporary Cash Investments
(Cost $213,862)				213,862

Total Investments (105.5%)
(Cost $2,760,993)				2,751,773

Other Assets and Liabilities - Net (-5.5%)				(142,481)

Net Assets (100%)				2,609,292

1 Securities with a value of $980,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Zero coupon redeemable at a price above par. Yield to maturity is 3.248%.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2007, the cost of investment securities for tax purposes was $2,760,993,000. Net unrealized depreciation of investment securities for tax purposes was $9,220,000, consisting of unrealized gains of $6,873,000 on securities that had risen in value since their purchase and $16,093,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note	871	$178,310	$124
5-Year U.S. Treasury Note	(100)	$10,583	$31

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Long-Term Treasury Fund Schedule of Investments April 30, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (98.6%)

U.S. Government Securities (88.3%)
1 U.S. Treasury Bond	8.875%	2/15/2019	17,500	23,953
U.S. Treasury Bond	8.125%	8/15/2019	29,173	38,189
U.S. Treasury Bond	8.500%	2/15/2020	71,500	96,648
U.S. Treasury Bond	8.750%	5/15/2020	41,860	57,754
U.S. Treasury Bond	8.750%	8/15/2020	102,000	141,079
U.S. Treasury Bond	7.875%	2/15/2021	196,581	256,231
U.S. Treasury Bond	8.125%	5/15/2021	92,875	123,741
U.S. Treasury Bond	8.125%	8/15/2021	32,000	42,735
U.S. Treasury Bond	8.000%	11/15/2021	23,000	30,507
U.S. Treasury Bond	7.125%	2/15/2023	83,000	103,439
U.S. Treasury Bond	6.250%	8/15/2023	101,500	117,043
U.S. Treasury Bond	7.625%	2/15/2025	60,000	79,378
U.S. Treasury Bond	6.875%	8/15/2025	52,000	64,391
U.S. Treasury Bond	6.000%	2/15/2026	148,200	168,277
U.S. Treasury Bond	6.750%	8/15/2026	59,000	72,588
U.S. Treasury Bond	6.500%	11/15/2026	25,050	30,099
U.S. Treasury Bond	6.625%	2/15/2027	48,000	58,470
U.S. Treasury Bond	6.375%	8/15/2027	110,650	131,605
U.S. Treasury Bond	6.125%	11/15/2027	107,000	124,070
U.S. Treasury Bond	5.500%	8/15/2028	5,000	5,401
U.S. Treasury Bond	5.250%	11/15/2028	16,000	16,777
U.S. Treasury Bond	5.250%	2/15/2029	103,500	108,546
U.S. Treasury Bond	6.125%	8/15/2029	72,300	84,422
U.S. Treasury Bond	4.750%	2/15/2037	14,000	13,849

				1,989,192

Agency Bonds and Notes (10.3%)
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	144,000	172,567
Private Export Funding Corp.	4.950%	11/15/2015	60,000	59,701

				232,268

Total U.S. Government and Agency Obligations
(Cost $2,100,479)				2,221,460

Temporary Cash Investment (0.1%)

Repurchase Agreement
Banc of America Securities, LLC
(Dated 4/30/2007, Repurchase Value $3,583,000, collateralized by Federal Home Loan Mortage Corp. 3.625%, 9/15/2008)
(Cost $3,582)	5.220%	5/1/2007	3,582	3,582

Total Investments (98.7%)
(Cost $2,104,061)				2,225,042

Other Assets and Liabilities-Net (1.3%)				29,020

Net Assets (100%)				2,254,062

1 Securities with a value of $2,738,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2007, the cost of investment securities for tax purposes was $2,117,069,000. Net unrealized appreciation of investment securities for tax purposes was $107,973,000, consisting of unrealized gains of $114,733,000 on securities that had risen in value since their purchase and $6,760,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2007, the aggregate settlement value of open futures contracts expiring in June 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation Depreciation)

2-Year U.S. Treasury Note	635	129,996	(82)
10-Year U.S. Treasury Note	(347)	37,590	15

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Short-Term Treasury Fund Schedule of Investments April 30, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (98.2%)

U.S. Government Securities (93.1%)
U.S. Treasury Note	4.875%	4/30/2008	15,000	14,988
U.S. Treasury Note	2.625%	5/15/2008	81,500	79,653
U.S. Treasury Note	4.875%	5/31/2008	205,000	204,967
U.S. Treasury Note	4.875%	8/31/2008	110,000	110,069
U.S. Treasury Note	4.500%	2/15/2009	140,000	139,607
U.S. Treasury Note	4.875%	5/15/2009	11,000	11,057
U.S. Treasury Note	4.000%	4/15/2010	234,035	230,672
U.S. Treasury Note	4.375%	12/15/2010	198,000	197,164
U.S. Treasury Note	4.875%	4/30/2011	30,500	30,900
U.S. Treasury Note	5.125%	6/30/2011	205,000	209,709
U.S. Treasury Note	4.875%	7/31/2011	50,000	50,688
U.S. Treasury Note	6.500%	2/15/2010	50,000	52,532
U.S. Treasury Note	3.625%	6/15/2010	200,000	194,906
U.S. Treasury Note	4.875%	8/15/2009	260,000	261,667
U.S. Treasury Note	4.625%	9/30/2008	76,700	76,544
U.S. Treasury Note	4.875%	10/31/2008	460,000	460,718
U.S. Treasury Note	4.625%	10/31/2011	70,200	70,496
U.S. Treasury Note	4.625%	11/30/2008	378,000	377,528
U.S. Treasury Note	4.500%	11/30/2011	60,000	59,972
U.S. Treasury Note	4.625%	12/31/2011	95,000	95,401
U.S. Treasury Note	4.500%	4/30/2009	355,000	354,279
U.S. Treasury Note	4.625%	8/31/2011	53,600	53,843

				3,337,360

Agency Bonds and Notes (5.0%)
Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	20,000	20,863
Federal National Mortgage Assn	7.250%	1/15/2010	20,000	21,219
Overseas Private Investment Corp.	5.100%	6/30/2007	1,143	1,142
(U.S. Government Guaranteed)
Overseas Private Investment Corp.	7.450%	12/15/2010	10,909	11,377
(U.S. Government Guaranteed)
Private Export Funding Corp.	6.670%	9/15/2009	17,000	17,607
Private Export Funding Corp.	7.200%	1/15/2010	7,100	7,510
Private Export Funding Corp.	7.250%	6/15/2010	64,080	68,423
Private Export Funding Corp.	6.070%	4/30/2011	29,000	30,216

				178,357

Mortgage-Backed Securities (0.1%)
Federal Home Loan Mortgage Corp.	5.500%	4/1/2016-5/1/2016	1,152	1,157
Federal Home Loan Mortgage Corp.	7.000%	9/1/2015-1/1/2016	757	775
Federal National Mortgage Assn	7.000%	11/1/2015-3/1/2016	2,075	2,127

				4,059

Total U.S. Government and Agency Obligations
(Cost $3,517,182)				3,519,776

Temporary Cash Investment (0.6%)

Repurchase Agreement

Banc of America Securities, LLC
(Dated 4/30/2007, Repurchase Value $21,647,000,
collateralized by Federal Farm Credit Bank 5.050%,
3/8/2017 and Federal Home Loan Mortgage Corp. 3.625%,
9/15/2008) (Cost $21,644)	5.220%	5/1/2007	21,644	21,644

Total Investments (98.8%)
(Cost $3,538,826)				3,541,420

Other Assets and Liabilities—Net (1.2%)				44,053

Net Assets (100%)				3,585,473

1 Securities with a value of $2,247,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2007, the cost of investment securities for tax purposes was $3,538,826,000. Net unrealized appreciation of investment securities for tax purposes was $2,594,000, consisting of unrealized gains of $8,687,000 on securities that had risen in value since their purchase and $6,093,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2007, the aggregate settlement value of open futures contracts expiring in June 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note	1,052	215,364	(136)
10-Year U.S. Treasury Note	(575)	62,289	25

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Intermediate-Term Treasury Fund Schedule of Investments April 30, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (98.3%)

U.S. Government Securities (86.7%)
U.S. Treasury Bond	3.625%	5/15/2013	411,000	391,798
U.S. Treasury Bond	8.750%	5/15/2017	32,700	43,281
U.S. Treasury Bond	9.125%	5/15/2018	84,000	115,631
U.S. Treasury Bond	9.000%	11/15/2018	68,000	93,585
U.S. Treasury Bond	8.875%	2/15/2019	150,500	205,997
U.S. Treasury Note	4.500%	2/28/2011	16,000	15,997
U.S. Treasury Note	4.625%	10/31/2011	175,000	175,738
U.S. Treasury Note	4.500%	11/30/2011	404,000	403,810
U.S. Treasury Note	4.875%	2/15/2012	95,000	96,544
U.S. Treasury Note	4.500%	3/31/2012	145,000	144,864
U.S. Treasury Note	4.000%	11/15/2012	251,000	244,883
1 U.S. Treasury Note	3.875%	2/15/2013	154,000	149,020
U.S. Treasury Note	4.250%	8/15/2013	354,000	348,800
U.S. Treasury Note	4.250%	11/15/2013	864,000	849,692
U.S. Treasury Note	4.000%	2/15/2014	232,500	224,872
U.S. Treasury Note	4.250%	8/15/2015	45,000	43,889
U.S. Treasury Note	4.500%	2/15/2016	30,000	29,761
U.S. Treasury Note	5.125%	5/15/2016	36,000	37,311

				3,615,473

Agency Bonds and Notes (10.2%)
Agency for International Development-Egypt	4.450%	9/15/2015	40,000	38,795
(U.S. Government Guaranteed)
2 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	19,500	20,244
2 Federal National Mortgage Assn	4.375%	3/15/2013	22,000	21,458
3,4 Guaranteed Trade Trust (U.S. Government Guaranteed)	6.690%	1/15/2009	11,494	11,597
3 Overseas Private Investment Corp.	7.600%	12/15/2012	20,537	21,869
(U.S. Government Guaranteed)
3 Overseas Private Investment Corp.	7.050%	11/15/2013	25,313	26,412
(U.S. Government Guaranteed)
Private Export Funding Corp.	7.200%	1/15/2010	12,900	13,645
Private Export Funding Corp.	7.250%	6/15/2010	135,920	145,133
Private Export Funding Corp.	6.070%	4/30/2011	51,000	53,138
Private Export Funding Corp.	5.685%	5/15/2012	10,000	10,391
Private Export Funding Corp.	4.950%	11/15/2015	65,000	64,675

				427,357

Mortgage-Backed Securities (1.4%)
2,3 Federal Home Loan Mortgage Corp.	5.500%	4/1/2016-5/1/2016	2,914	2,930
2,3 Federal Home Loan Mortgage Corp.	7.000%	5/1/2015-3/1/2016	906	928
2,3 Federal National Mortgage Assn. Grantor Trust	5.763%	12/25/2011	20,000	20,488
2,3 Federal National Mortgage Assn. Grantor Trust	7.300%	5/25/2010	30,000	31,818

				56,164

Total U.S. Government and Agency Obligations
(Cost $4,052,715)				4,098,994

Temporary Cash Investment (0.2%)

Repurchase Agreement
Banc of America Securities, LLC
(Dated 4/30/2007, Repurchase Value $10,269,000
collateralized by Federal Home Loan Bank 5.375%,
5/18/2016) (Cost $10,268)	5.220%	5/1/2007	10,268	10,268

Total Investments (98.5%)
(Cost $4,062,983)				4,109,262

Other Assets and Liabilities-Net (1.5%)				62,404

Net Assets (100%)				4,171,666

1 Securities with a value of $2,613,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the value of this security represented 0.3% of net assets.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2007, the cost of investment securities for tax purposes was $4,064,711,000. Net unrealized appreciation of investment securities for tax purposes was $44,551,000, consisting of unrealized gains of $49,303,000 on securities that had risen in value since their purchase and $4,752,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2007, the aggregate settlement value of open futures contracts expiring in June 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note	1,190	243,615	(154)
10-Year U.S. Treasury Note	(650)	70,413	28

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard High-Yield Corporate Fund Schedule of Investments April 30, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Securities (4.9%)

U.S. Treasury Note	5.625%	5/15/2008	93,920	94,580
U.S. Treasury Note	5.500%	5/15/2009	100,505	102,248
U.S. Treasury Note	5.750%	8/15/2010	84,990	88,217
U.S. Treasury Note	4.875%	7/31/2011	95,750	97,067
U.S. Treasury Note	4.000%	11/15/2012	99,150	96,734

Total U.S. Government Securities
(Cost $483,975)				478,846

Corporate Bonds (91.3%)

Finance (4.0%)
Banking (0.2%)
Chevy Chase Savings Bank	6.875%	12/1/2013	23,595	24,288
Brokerage (0.4%)
E*Trade Financial Corp.	8.000%	6/15/2011	22,395	23,571
E*Trade Financial Corp.	7.375%	9/15/2013	11,285	11,793
Finance Companies (2.2%)
General Motors Acceptance Corp. LLC	6.875%	8/28/2012	27,825	27,911
General Motors Acceptance Corp. LLC	8.000%	11/1/2031	169,230	182,345
Insurance (0.6%)
Provident Funding Mortgage Loan Trust	7.000%	7/15/2018	31,750	33,351
UnumProvident Corp.	6.750%	12/15/2028	20,560	20,829
UnumProvident Corp.	7.375%	6/15/2032	6,295	6,820
Real Estate Investment Trusts (0.6%)
1 Rouse Co.	6.750%	5/1/2013	55,355	56,691

				387,599

Industrial (74.9%)
Basic Industry (8.1%)
Arch Western Finance	6.750%	7/1/2013	67,495	66,989
Bowater Canada Finance	7.950%	11/15/2011	48,100	47,138
Bowater Inc.	6.500%	6/15/2013	1,785	1,633
Cascades Inc.	7.250%	2/15/2013	22,965	23,309
Equistar Chemicals LP	10.125%	9/1/2008	5,775	6,085
Equistar Chemicals LP	10.625%	5/1/2011	21,015	22,171
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/2015	39,685	42,909
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/2017	97,685	106,843
1^ Georgia Gulf Corp.	9.500%	10/15/2014	46,905	47,140
Georgia-Pacific Corp.	8.125%	5/15/2011	34,730	36,640
1 Georgia-Pacific Corp.	7.125%	1/15/2017	68,040	68,380
Georgia-Pacific Corp.	8.000%	1/15/2024	19,405	19,599
IMC Global, Inc.	7.300%	1/15/2028	22,500	21,769
International Steel Group, Inc.	6.500%	4/15/2014	42,615	44,533
Lyondell Chemical Co.	8.000%	9/15/2014	46,755	49,093
Methanex Corp.	8.750%	8/15/2012	28,910	32,018
Millennium America Inc.	9.250%	6/15/2008	26,710	27,645
1 Mosaic Co.	7.375%	12/1/2014	8,060	8,423
1 Mosaic Co.	7.625%	12/1/2016	6,715	7,135
Neenah Paper Inc.	7.375%	11/15/2014	28,380	27,458
Novelis Inc.	7.250%	2/15/2015	50,240	53,129
Steel Dynamics, Inc.	9.500%	3/15/2009	24,270	24,877
Capital Goods (6.7%)
Alliant Techsystems Inc.	6.750%	4/1/2016	25,410	25,632
Allied Waste North America Inc.	5.750%	2/15/2011	6,805	6,686
Allied Waste North America Inc.	6.375%	4/15/2011	16,170	16,210
^ Allied Waste North America Inc.	7.250%	3/15/2015	9,630	9,931
Allied Waste North America Inc.	7.125%	5/15/2016	17,365	17,777
Allied Waste North America Inc.	6.875%	6/1/2017	48,260	49,105
1 Ashtead Capital Inc.	9.000%	8/15/2016	33,555	36,072
1 Ashtead Holding PLC	8.625%	8/1/2015	17,195	17,926
Ball Corp.	6.625%	3/15/2018	18,800	18,871
Case New Holland Inc.	9.250%	8/1/2011	49,305	52,078
Case New Holland Inc.	7.125%	3/1/2014	45,750	47,980
Crown Americas Inc.	7.625%	11/15/2013	22,580	23,540
Crown Americas Inc.	7.750%	11/15/2015	22,580	23,878
Goodman Global Holdings	7.875%	12/15/2012	10,050	10,151
L-3 Communications Corp.	7.625%	6/15/2012	24,850	25,751
L-3 Communications Corp.	6.125%	7/15/2013	8,425	8,341
L-3 Communications Corp.	6.375%	10/15/2015	16,190	16,109
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	21,610	22,096
Owens-Brockway Glass Container, Inc.	7.750%	5/15/2011	39,070	40,535
Owens-Brockway Glass Container, Inc.	8.750%	11/15/2012	12,630	13,356
Sequa Corp.	9.000%	8/1/2009	47,085	49,792
Texas Industries Inc.	7.250%	7/15/2013	21,420	22,116
United Rentals NA Inc.	6.500%	2/15/2012	66,080	66,576
United Rentals NA Inc.	7.750%	11/15/2013	28,350	29,413
Communication (17.9%)
Canwest Media Inc.	8.000%	9/15/2012	59,309	61,681
1 Charter Communications OPT LLC	8.000%	4/30/2012	97,100	101,470
1 Charter Communications OPT LLC	8.375%	4/30/2014	78,890	82,637
Citizens Communications	9.250%	5/15/2011	62,665	69,558
1 Citizens Communications	6.625%	3/15/2015	25,000	25,000
Citizens Communications	9.000%	8/15/2031	12,655	13,921
CSC Holdings, Inc.	8.125%	7/15/2009	9,420	9,785
CSC Holdings, Inc.	8.125%	8/15/2009	19,355	20,032
CSC Holdings, Inc.	7.625%	4/1/2011	33,335	34,335
CSC Holdings, Inc.	6.750%	4/15/2012	20,305	20,254
CSC Holdings, Inc.	7.875%	2/15/2018	29,580	30,615
CSC Holdings, Inc.	7.625%	7/15/2018	69,045	70,253
Dex Media, Inc.	8.000%	11/15/2013	16,290	17,105
Dobson Cellular Systems	8.375%	11/1/2011	31,140	33,008
Dobson Cellular Systems	9.875%	11/1/2012	17,225	18,818
GCI Inc.	7.250%	2/15/2014	53,475	53,475
1 Idearc Inc.	8.000%	11/15/2016	154,915	161,693
Intelsat Bermuda Ltd.	9.250%	6/15/2016	37,385	41,124
Intelsat Holding Ltd.	8.250%	1/15/2013	6,980	7,277
Intelsat Holding Ltd.	8.625%	1/15/2015	62,875	67,119
Liberty Media Corp.	5.700%	5/15/2013	39,195	37,532
Liberty Media Corp.	8.500%	7/15/2029	9,730	9,940
Liberty Media Corp.	8.250%	2/1/2030	44,115	44,403
Lin Television Corp.	6.500%	5/15/2013	16,495	16,248
Mediacom Broadband LLC	8.500%	10/15/2015	24,795	25,725
1 Mediacom Broadband LLC	8.500%	10/15/2015	25,000	25,938
Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/2013	29,080	30,098
Medianews Group Inc.	6.875%	10/1/2013	33,410	30,654
PanAmSat Corp.	9.000%	8/15/2014	41,751	44,987
Quebecor Media Inc.	7.750%	3/15/2016	44,905	47,150
Qwest Communications International Inc.	8.875%	3/15/2012	93,455	103,385
Qwest Communications International Inc.	7.500%	10/1/2014	10,505	11,122
R.H. Donnelley Corp.	6.875%	1/15/2013	8,415	8,320
R.H. Donnelley Corp.	6.875%	1/15/2013	33,535	33,158
R.H. Donnelley Corp.	8.875%	1/15/2016	107,840	116,467
Sinclair Broadcast Group	8.000%	3/15/2012	32,100	33,223
US West Communications Group	6.875%	9/15/2033	82,705	80,844
Windstream Corp.	8.125%	8/1/2013	11,565	12,577
Windstream Corp.	8.625%	8/1/2016	57,015	62,574
1 Windstream Corp.	7.000%	3/15/2019	28,585	28,835
Consumer Cyclical (17.1%)
AMC Entertainment Inc.	8.000%	3/1/2014	24,160	24,824
Beazer Homes USA, Inc.	8.625%	5/15/2011	34,000	34,128
Beazer Homes USA, Inc.	8.375%	4/15/2012	2,680	2,667
^ Beazer Homes USA, Inc.	6.875%	7/15/2015	13,910	12,867
Corrections Corp. of America	6.250%	3/15/2013	12,065	12,080
Corrections Corp. of America	6.750%	1/31/2014	6,300	6,410
Ford Motor Credit Co.	7.875%	6/15/2010	13,880	13,949
2 Ford Motor Credit Co.	9.806%	4/15/2012	40,570	43,202
Ford Motor Credit Co.	7.000%	10/1/2013	144,115	136,563
2 Ford Motor Credit Co.	8.360%	12/15/2013	159,134	159,929
Ford Motor Credit Co.	8.000%	12/15/2016	87,400	85,212
^ General Motors Corp.	8.250%	7/15/2023	49,835	45,101
^ General Motors Corp.	8.375%	7/15/2033	144,550	130,818
Harrah's Operating Co., Inc.	6.500%	6/1/2016	39,985	35,587
Harrah's Operating Co., Inc.	5.750%	10/1/2017	42,395	34,976
Host Hotels & Resorts LP	6.875%	11/1/2014	26,205	26,827
Host Marriott LP	7.125%	11/1/2013	68,215	70,432
Isle of Capri Casinos	7.000%	3/1/2014	23,470	23,177
K. Hovnanian Enterprises	6.250%	1/15/2016	17,185	15,338
^ K. Hovnanian Enterprises	8.625%	1/15/2017	30,370	30,750
KB Home	8.625%	12/15/2008	13,485	13,772
KB Home	7.750%	2/1/2010	7,600	7,695
KB Home	6.375%	8/15/2011	3,265	3,212
^ KB Home	6.250%	6/15/2015	35,050	32,684
KB Home	7.250%	6/15/2018	13,470	12,965
Mandalay Resort Group	9.375%	2/15/2010	37,730	40,654
Marquee Inc.	8.625%	8/15/2012	23,910	25,464
MGM Mirage, Inc.	8.500%	9/15/2010	78,475	84,066
MGM Mirage, Inc.	8.375%	2/1/2011	12,720	13,531
MGM Mirage, Inc.	6.750%	9/1/2012	19,730	19,779
Park Place Entertainment Corp.	8.875%	9/15/2008	11,545	12,036
Park Place Entertainment Corp.	8.125%	5/15/2011	1,890	2,006
Seneca Gaming Corp.	7.250%	5/1/2012	28,640	29,141
Service Corp. International	7.375%	10/1/2014	10,990	11,388
Service Corp. International	6.750%	4/1/2016	4,038	3,962
Service Corp. International	7.000%	6/15/2017	41,735	41,631
Service Corp. International	7.625%	10/1/2018	34,215	36,268
Standard Pacific Corp.	6.875%	5/15/2011	26,250	25,594
^ Standard Pacific Corp.	7.750%	3/15/2013	12,640	12,134
Standard Pacific Corp.	6.250%	4/1/2014	7,495	6,858
Station Casinos	6.500%	2/1/2014	34,665	32,888
Station Casinos	6.875%	3/1/2016	15,040	14,156
Station Casinos	6.625%	3/15/2018	15,660	14,407
Tenneco Automotive Inc.	10.250%	7/15/2013	19,725	21,648
1 TRW Automotive Inc.	7.000%	3/15/2014	86,785	85,158
1 TRW Automotive Inc.	7.250%	3/15/2017	29,435	29,251
Visteon Corp.	8.250%	8/1/2010	19,145	19,528
^ Visteon Corp.	7.000%	3/10/2014	26,210	23,360
Wynn Las Vegas LLC	6.625%	12/1/2014	40,825	40,978
Consumer Noncyclical (9.7%)
^ Angiotech Pharmaceutical	7.750%	4/1/2014	20,725	19,171
1 Aramark Corp.	8.500%	2/1/2015	30,350	31,754
Bio-Rad Laboratories Inc.	7.500%	8/15/2013	6,550	6,796
Bio-Rad Laboratories Inc.	6.125%	12/15/2014	10,295	9,986
Constellation Brands Inc.	7.250%	9/1/2016	53,390	54,391
Delhaize America Inc.	9.000%	4/15/2031	12,665	15,443
Elan Financial PLC	7.750%	11/15/2011	67,950	67,780
2 Elan Financial PLC	9.360%	11/15/2011	30,775	31,280
1 Elan Financial PLC	8.875%	12/1/2013	37,000	38,388
Fisher Scientific International Inc.	6.750%	8/15/2014	13,585	14,030
Fisher Scientific International Inc.	6.125%	7/1/2015	12,700	12,766
HCA Inc.	8.750%	9/1/2010	27,000	28,485
HCA Inc.	5.750%	3/15/2014	9,135	7,879
HCA Inc.	6.375%	1/15/2015	96,955	84,714
HCA Inc.	6.500%	2/15/2016	71,525	62,316
1 HCA Inc.	9.250%	11/15/2016	36,990	40,365
HCA Inc.	7.690%	6/15/2025	4,510	3,969
HCA Inc.	7.500%	11/6/2033	9,725	8,388
Mylan Laboratories Inc.	5.750%	8/15/2010	5,170	5,148
Mylan Laboratories Inc.	6.375%	8/15/2015	25,975	25,697
Omnicare, Inc.	6.125%	6/1/2013	6,565	6,343
Omnicare, Inc.	6.750%	12/15/2013	14,435	14,417
Omnicare, Inc.	6.875%	12/15/2015	20,475	20,373
Reynolds American Inc.	6.500%	7/15/2010	7,785	8,048
Reynolds American Inc.	7.250%	6/1/2013	45,910	48,952
Reynolds American Inc.	7.300%	7/15/2015	36,460	39,012
Tenet Healthcare Corp.	6.500%	6/1/2012	13,690	12,715
Tenet Healthcare Corp.	7.375%	2/1/2013	13,755	12,912
Tenet Healthcare Corp.	9.875%	7/1/2014	83,300	85,174
Tenet Healthcare Corp.	9.250%	2/1/2015	11,445	11,416
Triad Hospitals Inc.	7.000%	5/15/2012	45,740	47,684
Ventas Realty LP/Capital Corp.	6.750%	6/1/2010	7,650	7,822
Ventas Realty LP/Capital Corp.	6.625%	10/15/2014	24,485	24,730
Ventas Realty LP/Capital Corp.	7.125%	6/1/2015	16,405	16,979
Ventas Realty LP/Capital Corp.	6.500%	6/1/2016	17,655	17,876
Energy (8.4%)
Chesapeake Energy Corp.	7.750%	1/15/2015	3,785	3,960
Chesapeake Energy Corp.	6.625%	1/15/2016	48,625	49,354
Chesapeake Energy Corp.	6.875%	1/15/2016	29,855	30,415
Chesapeake Energy Corp.	6.500%	8/15/2017	67,780	67,441
Chesapeake Energy Corp.	6.250%	1/15/2018	45,220	44,994
^ Delta Petroleum Corp.	7.000%	4/1/2015	8,310	7,583
Encore Acquisition Co.	6.250%	4/15/2014	5,010	4,672
Encore Acquisition Co.	6.000%	7/15/2015	17,645	16,145
Exco Resources Inc.	7.250%	1/15/2011	29,470	29,544
Forest Oil Corp.	8.000%	12/15/2011	21,660	22,662
Forest Oil Corp.	7.750%	5/1/2014	13,755	14,030
Hornbeck Offshore Services	6.125%	12/1/2014	23,735	22,726
Magnum Hunter Resources Inc.	9.600%	3/15/2012	21,606	22,652
Newfield Exploration Co.	6.625%	4/15/2016	23,985	24,105
1 OPTI Canada Inc.	8.250%	12/15/2014	67,550	71,772
Peabody Energy Corp.	6.875%	3/15/2013	35,550	36,172
Peabody Energy Corp.	7.375%	11/1/2016	59,950	63,397
Peabody Energy Corp.	7.875%	11/1/2026	47,685	51,261
Petrohawk Energy Corp.	9.125%	7/15/2013	22,225	23,725
1 Petroplus Finance Ltd.	6.750%	5/1/2014	40,180	40,331
1 Petroplus Finance Ltd.	7.000%	5/1/2017	11,755	11,858
Pioneer Natural Resources Co.	5.875%	7/15/2016	10,385	9,619
Pioneer Natural Resources Co.	6.650%	3/15/2017	30,695	30,037
Pioneer Natural Resources Co.	6.875%	5/1/2018	19,395	19,019
Pioneer Natural Resources Co.	7.200%	1/15/2028	12,855	12,099
Pride International Inc.	7.375%	7/15/2014	50,760	52,092
Whiting Petroleum Corp.	7.250%	5/1/2012	17,725	17,459
Whiting Petroleum Corp.	7.250%	5/1/2013	21,975	21,645
Whiting Petroleum Corp.	7.000%	2/1/2014	3,950	3,851
Technology (3.9%)
1 Freescale Semiconductor	8.875%	12/15/2014	134,355	134,691
IKON Office Solutions	7.750%	9/15/2015	30,485	31,857
1 NXP BV	7.875%	10/15/2014	101,035	104,824
Sensata Technologies	8.000%	5/1/2014	36,405	36,587
SunGard Data Systems, Inc.	9.125%	8/15/2013	64,925	69,632
Transportation (2.8%)
1 Avis Budget Car Rental	7.625%	5/15/2014	57,285	58,717
1,2 Avis Budget Car Rental	7.860%	5/15/2014	8,045	8,226
1 Avis Budget Car Rental	7.750%	5/15/2016	45,750	46,779
3 Continental Airlines, Inc.	9.798%	4/1/2021	34,303	38,333
Continental Airlines, Inc.	6.903%	4/19/2022	6,320	6,407
Hertz Corp.	8.875%	1/1/2014	68,500	73,980
Hertz Corp.	10.500%	1/1/2016	32,355	37,046
Other (0.3%)
UCAR Finance, Inc.	10.250%	2/15/2012	25,699	26,984

				7,280,111

Utilities (12.4%)
Electric (8.9%)
1 AES Corp.	8.750%	5/15/2013	28,620	30,552
1 AES Corp.	9.000%	5/15/2015	45,215	48,324
Aquila Inc.	9.950%	2/1/2011	42,960	47,202
Aquila Inc.	14.875%	7/1/2012	4,815	6,290
Dynegy Inc.	8.375%	5/1/2016	63,565	67,061
Edison Mission Energy	7.500%	6/15/2013	14,625	15,301
Edison Mission Energy	7.750%	6/15/2016	9,710	10,268
Midwest Generation LLC	8.750%	5/1/2034	71,220	78,698
Mirant North America LLC	7.375%	12/31/2013	59,415	62,980
Nevada Power Co.	6.500%	4/15/2012	9,945	10,319
Nevada Power Co.	5.875%	1/15/2015	15,895	16,082
Nevada Power Co.	6.650%	4/1/2036	9,710	10,180
NRG Energy Inc.	7.250%	2/1/2014	30,145	31,162
NRG Energy Inc.	7.375%	2/1/2016	96,890	101,008
NRG Energy Inc.	7.375%	1/15/2017	60,000	62,475
Reliant Energy, Inc.	9.500%	7/15/2013	13,805	14,944
Reliant Energy, Inc.	6.750%	12/15/2014	86,930	90,842
TECO Energy, Inc.	7.200%	5/1/2011	28,710	30,576
TECO Energy, Inc.	6.750%	5/1/2015	1,945	2,067
TXU Corp.	5.550%	11/15/2014	44,890	40,289
TXU Corp.	6.500%	11/15/2024	67,300	59,056
TXU Corp.	6.550%	11/15/2034	36,600	31,476
Natural Gas (3.5%)
El Paso Natural Gas Co.	7.500%	11/15/2026	6,670	7,534
El Paso Production Holdings	7.750%	6/1/2013	86,495	91,144
Enterprise Products Operating LP	6.875%	3/1/2033	15,915	16,937
Suburban Propane Partners	6.875%	12/15/2013	23,690	23,631
1 Williams Cos., Inc.	6.375%	10/1/2010	10,710	10,938
Williams Cos., Inc.	7.125%	9/1/2011	41,285	43,607
Williams Cos., Inc.	8.125%	3/15/2012	38,775	42,507
Williams Cos., Inc.	7.500%	1/15/2031	54,235	57,760
Williams Cos., Inc.	7.750%	6/15/2031	7,480	7,985
Williams Cos., Inc.	8.750%	3/15/2032	6,060	7,060
1 Williams Partners LP	7.500%	6/15/2011	16,660	17,680
1 Williams Partners LP	7.250%	2/1/2017	13,625	14,425

				1,208,360

Total Corporate Bonds
(Cost $8,685,040)				8,876,070

Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)

Republic of Argentina	7.000%	9/12/2013	116,365	112,680
Republic of Argentina	7.000%	4/17/2017	50,000	45,794

Total Sovereign Bonds
(Cost $158,764)				158,474

Temporary Cash Investments (3.6%)

Repurchase Agreement (0.8%)
Credit Suisse Securities (USA) LLC
(Dated 4/30/2007, Repurchase Value 81,812,000,
collateralized by Federal National Mortgage Assn
5.000-6.000%, 2/1/2018-8/1/2036)	5.250%	5/1/2007	81,800	81,800

			Shares

Money Market Fund (2.8%)
4 Vanguard Market Liquidity Fund, 5.259%			267,857,410	267,857

Total Temporary Investments
(Cost $349,657)				349,657

Total Investments (101.4%)
(Cost $9,677,436)				9,863,047

Other Assets and Liabilities - Net (-1.4%)				(139,296)

Net Assets (100%)				9,723,751

^ Part of security position is on loan to broker-dealers.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of these securities was $1,491,373,000, representing 15.3% of net assets.
2 Adjustable-rate note.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2007, the cost of investment securities for tax purposes was $9,677,436,000. Net unrealized appreciation of investment securities for tax purposes was $185,611,000, consisting of unrealized gains of $257,443,000 on securities that had risen in value since their purchase and $71,832,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Inflation-Protected Securities Fund Schedule of Investments April 30, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Securities (98.8%)

U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	965,820	1,047,257
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	394,400	383,589
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2027	349,900	355,457
1 U.S. Treasury Inflation-Indexed Bond	3.625%	4/15/2028	429,575	656,270
U.S. Treasury Inflation-Indexed Bond	3.875%	4/15/2029	279,150	437,503
U.S. Treasury Inflation-Indexed Bond	3.375%	4/15/2032	71,100	99,014
U.S. Treasury Inflation-Indexed Note	3.875%	1/15/2009	170,125	218,125
U.S. Treasury Inflation-Indexed Note	4.250%	1/15/2010	809,075	1,039,008
U.S. Treasury Inflation-Indexed Note	0.875%	4/15/2010	450,200	468,256
1 U.S. Treasury Inflation-Indexed Note	3.500%	1/15/2011	49,475	61,084
U.S. Treasury Inflation-Indexed Note	2.375%	4/15/2011	291,350	302,814
U.S. Treasury Inflation-Indexed Note	3.375%	1/15/2012	19,200	23,352
U.S. Treasury Inflation-Indexed Note	3.000%	7/15/2012	548,300	651,116
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	854,525	935,709
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/2014	477,575	521,533
U.S. Treasury Inflation-Indexed Note	2.000%	7/15/2014	564,245	604,012
U.S. Treasury Inflation-Indexed Note	1.625%	1/15/2015	805,590	825,426
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2015	28,025	28,688
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/2016	581,525	587,479
U.S. Treasury Inflation-Indexed Note	2.500%	7/15/2016	118,300	122,391
U.S. Treasury Inflation-Indexed Note	2.375%	1/15/2017	553,000	566,754

Total U.S. Government Securities
(Cost $9,832,727)				9,934,837

			Shares

Temporary Cash Investment (0.5%)

2 Vanguard Market Liquidity Fund
(Cost $44,396)	5.259%		44,395,590	44,396

Total Investments (99.3%)
(Cost $9,877,123)				9,979,233

Other Assets and Liabilities—Net (0.7%)				72,285

Net Assets (100%)				10,051,518

1 Securities with a value of $5,939,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2007, the cost of investment securities for tax purposes was $9,877,123,000. Net unrealized appreciation of investment securities for tax purposes was $102,110,000, consisting of unrealized gains of $166,831,000 on securities that had risen in value since their purchase and $64,721,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2007, the aggregate settlement value of open futures contracts expiring in June 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(1,600)	173,325	204
30-Year U.S. Treasury Bond	(920)	102,810	1,154

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Intermediate-Term Investment Grade Fund Schedule of Investments April 30, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (16.3%)

U.S. Government Securities (14.1%)
U.S. Treasury Bond	3.625%	5/15/2013	5,000	4,766
U.S. Treasury Bond	4.625%	2/15/2017	48,850	48,820
U.S. Treasury Note	4.750%	2/28/2009	11,450	11,468
U.S. Treasury Note	4.000%	4/15/2010	7,000	6,899
U.S. Treasury Note	4.500%	9/30/2011	4,225	4,222
U.S. Treasury Note	4.625%	10/31/2011	2,625	2,636
U.S. Treasury Note	4.500%	11/30/2011	13,900	13,893
U.S. Treasury Note	4.625%	12/31/2011	4,700	4,720
U.S. Treasury Note	4.750%	1/31/2012	8,475	8,557
U.S. Treasury Note	4.875%	2/15/2012	152,800	155,283
U.S. Treasury Note	4.625%	2/29/2012	15,300	15,369
U.S. Treasury Note	4.500%	3/31/2012	8,100	8,092
U.S. Treasury Note	4.375%	8/15/2012	31,500	31,337
U.S. Treasury Note	4.000%	11/15/2012	13,500	13,171
U.S. Treasury Note	3.875%	2/15/2013	25,980	25,140
U.S. Treasury Note	4.250%	8/15/2013	153,700	151,442
U.S. Treasury Note	4.250%	11/15/2013	78,630	77,328
U.S. Treasury Note	4.000%	2/15/2014	87,200	84,339
U.S. Treasury Note	4.250%	8/15/2014	33,400	32,722
U.S. Treasury Note	4.500%	11/15/2015	10,400	10,317
U.S. Treasury Note	4.875%	8/15/2016	64,750	65,934
U.S. Treasury Note	4.625%	11/15/2016	2,600	2,598

				779,053

Agency Bonds and Notes (0.3%)
Agency for International Development
- Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	20,000	19,398

Mortgage-Backed Securities (1.9%)
Conventional Mortgage-Backed Securities (1.4%)
1 Federal Home Loan Mortgage Corp.	6.000%	4/1/2017	4,698	4,788
1 Federal National Mortgage Assn	4.500%	5/1/2021	23,325	22,574
1 Federal National Mortgage Assn	5.000%	5/1/2022	23,325	22,982
1 Federal National Mortgage Assn	5.500%	6/1/2022	23,325	23,354
Non-Conventional Mortgage-Backed Securities (0.5%)
1 Federal Home Loan Mortgage Corp.	4.851%	9/1/2032	1,800	1,813
1 Federal Home Loan Mortgage Corp.	4.973%	8/1/2032	4,407	4,448
1,2 Federal Home Loan Mortgage Corp.	5.000%	6/15/2024	18,762	18,686
1,2 Federal Home Loan Mortgage Corp.	5.000%	10/15/2024	4,141	4,125

				102,770

Total U.S. Government and Agency
Obligations (Cost $898,914)				901,221

Corporate Bonds (76.9%)

Asset Backed/Commercial Mortgage-Backed Securities (7.6%)
2,3 American Express Credit Account Master Trust	5.430%	9/15/2010	6,800	6,811
2,3 American Express Credit Account Master Trust	5.430%	10/15/2010	10,000	10,016
2,3 American Express Credit Account Master Trust	5.370%	9/15/2016	10,000	10,006
2,3 Bank One Issuance Trust	5.430%	12/15/2010	14,000	14,026
2 Bank One Issuance Trust	4.370%	4/15/2012	10,000	9,867
2 Bear Stearns Commercial Mortgage
Securities, Inc.	4.945%	2/11/2041	8,000	7,932
2 Bear Stearns Commercial Mortgage
Securities, Inc.	4.254%	7/11/2042	7,360	7,203
2 Capital One Multi-Asset Execution Trust	4.150%	7/16/2012	7,000	6,868
2 Capital One Multi-Asset Execution Trust	5.050%	12/17/2018	15,000	14,942
2,3 Chase Credit Card Master Trust	5.430%	7/15/2010	11,000	11,018
2,3 Chase Issuance Trust	5.360%	10/15/2012	25,000	25,013
2 Citibank Credit Card Issuance Trust	5.150%	3/7/2011	11,125	11,137
2,3 Citibank Credit Card Issuance Trust	5.390%	10/20/2014	25,000	25,117
2 Citibank Credit Card Issuance Trust	4.850%	3/10/2017	10,000	9,835
2 Detroit Edison Securitization Funding LLC	6.190%	3/1/2013	15,000	15,465
2,3 Discover Card Master Trust I	5.330%	9/16/2010	25,000	25,019
2,3 Fleet Home Equity Loan Trust	5.570%	1/20/2033	2,508	2,511
2,3 Ford Credit Floor Plan Master Owner Trust	5.360%	7/15/2009	10,000	9,999
2 GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048	5,350	5,236
2,3 GE Capital Credit Card Master Note Trust	5.370%	6/15/2010	4,480	4,480
2,3 GE Capital Credit Card Master Note Trust	5.360%	9/15/2010	11,000	11,005
2 LB-UBS Commercial Mortgage Trust	5.430%	2/17/2040	8,000	8,049
2 Massachusetts RRB Special Purpose Trust	4.400%	3/15/2015	12,000	11,675
2,3 MBNA Credit Card Master Note Trust	5.340%	2/15/2012	15,000	15,034
2,3 MBNA Credit Card Master Note Trust	5.380%	6/15/2015	31,000	31,108
2,3 Mellon Bank Premium Finance Loan
Master Trust	5.515%	6/15/2009	6,720	6,721
2,3 Morgan Stanley Dean Witter Credit
Card Home Equity Line of Credit Trust	5.590%	11/25/2015	1,203	1,203
2,3 National City Credit Card Master Trust	5.370%	8/15/2012	10,000	10,035
2,3 National City Credit Card Master Trust	5.370%	3/17/2014	15,000	15,068
2,3,4 Nordstrom Private Label Credit Card
Master Trust	5.320%	5/15/2015	28,000	28,000
2 PECO Energy Transition Trust	6.520%	12/31/2010	10,000	10,448
2 PP&L Transition Bond Co. LLC	7.050%	6/25/2009	670	672
2 PSE&G Transition Funding LLC	6.610%	6/15/2015	15,000	16,142
2,3 Target Credit Card Master Trust	5.471%	6/27/2011	10,000	10,001
2,3 Target Credit Card Master Trust	5.380%	10/27/2014	15,000	15,027

				422,689

Finance (35.8%)
Banking (17.4%)
3 Allied Irish Banks	5.350%	8/3/2007	17,518	17,509
AmSouth Bank NA	5.200%	4/1/2015	10,000	9,827
2,4 ANZ Capital Trust II	5.360%	12/15/2049	10,000	9,953
3,4 ANZ National Bank International Ltd.	5.426%	4/14/2008	13,000	13,007
Astoria Financial Corp.	5.750%	10/15/2012	9,000	9,091
2,4 Banco Mercantil del Norte	6.862%	10/13/2021	5,000	5,125
4 Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/2014	8,550	8,614
4 Banco Santander Peru	5.375%	12/9/2014	4,000	3,959
Bank of America Corp.	4.875%	1/15/2013	16,021	15,803
Bank of America Corp.	5.250%	12/1/2015	15,000	14,936
Bank of America Corp.	5.300%	3/15/2017	22,000	21,878
4 Bank of America Corp.	5.420%	3/15/2017	10,800	10,757
5 Bank of New York Co., Inc.	4.950%	1/14/2011	5,000	4,984
Bank of New York Co., Inc.	4.950%	3/15/2015	5,000	4,878
Bank One Corp.	7.875%	8/1/2010	10,262	11,115
2,4 Barclays Bank PLC	5.926%	12/15/2049	15,000	15,152
BB&T Corp.	6.500%	8/1/2011	12,500	13,139
BB&T Corp.	4.750%	10/1/2012	5,000	4,902
2,4 BBVA International Preferred Unipersonal	5.919%	12/31/2049	7,000	6,913
4 BNP Paribas	4.800%	6/24/2015	10,000	9,658
3,4 BTMU Curacao Holdings NV	5.670%	12/19/2016	10,790	10,754
3 Citigroup, Inc.	5.480%	6/9/2009	25,700	25,760
Citigroup, Inc.	7.250%	10/1/2010	900	959
Citigroup, Inc.	5.625%	8/27/2012	20,000	20,407
Citigroup, Inc.	5.000%	9/15/2014	9,000	8,814
Citigroup, Inc.	5.300%	1/7/2016	10,000	9,977
Citigroup, Inc.	5.500%	2/15/2017	25,000	25,163
Colonial Bank NA	6.375%	12/1/2015	5,600	5,757
Comerica Bank	5.750%	11/21/2016	4,000	4,034
2,4 Commonwealth Bank of Australia	6.024%	3/15/2049	17,050	17,214
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	20,000	20,325
Deutsche Bank Financial LLC	5.375%	3/2/2015	10,000	10,020
Fifth Third Bank	4.750%	2/1/2015	18,150	17,374
First Tennessee Bank	5.050%	1/15/2015	5,000	4,832
Golden West Financial Corp.	4.750%	10/1/2012	22,450	22,019
HSBC Bank USA	3.875%	9/15/2009	1,500	1,463
HSBC Bank USA	4.625%	4/1/2014	22,000	21,122
Hudson United Bank	7.000%	5/15/2012	9,200	9,874
4 ICICI Bank Ltd.	5.750%	1/12/2012	2,675	2,684
JPMorgan Chase & Co.	4.500%	1/15/2012	5,000	4,871
JPMorgan Chase & Co.	5.750%	1/2/2013	10,000	10,250
JPMorgan Chase & Co.	4.875%	3/15/2014	5,000	4,867
JPMorgan Chase & Co.	5.150%	10/1/2015	15,000	14,746
Key Bank NA	4.950%	9/15/2015	18,000	17,270
2,4 Lloyds TSB Group PLC	6.267%	11/14/2049	6,875	6,822
2,4 M & T Bank Corp.	3.850%	4/1/2013	2,750	2,712
Marshall & Ilsley Bank	5.250%	9/4/2012	4,000	4,011
MBNA Corp.	7.500%	3/15/2012	6,145	6,762
Mellon Bank NA	4.750%	12/15/2014	5,000	4,804
Mellon Funding Corp.	3.250%	4/1/2009	10,000	9,678
Mercantile Bankshares Corp.	4.625%	4/15/2013	10,000	9,589
National Australia Bank	8.600%	5/19/2010	5,000	5,496
National City Bank	6.250%	3/15/2011	8,000	8,308
National City Corp.	4.900%	1/15/2015	3,435	3,315
2 National Westminster Bank PLC	7.750%	4/29/2049	7,300	7,352
PNC Bank NA	4.875%	9/21/2017	10,600	10,023
PNC Funding Corp.	5.625%	2/1/2017	5,000	5,034
Regions Financial Corp.	7.750%	3/1/2011	10,000	10,860
Regions Financial Corp.	6.375%	5/15/2012	8,975	9,420
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	6,000	5,954
Sanwa Bank Ltd.	7.400%	6/15/2011	2,825	3,059
4 Scotland International Finance	7.700%	8/15/2010	10,000	10,810
Skandinaviska Enskilda Banken	6.875%	2/15/2009	5,000	5,153
2,4 Societe Generale	5.922%	12/5/2049	20,000	20,008
Southtrust Corp.	5.800%	6/15/2014	14,705	15,037
Sovereign Bancorp, Inc.	4.800%	9/1/2010	5,000	4,926
Sovereign Bank	4.000%	2/1/2008	4,900	4,855
2 Sovereign Bank	4.375%	8/1/2013	2,458	2,427
State Street Capital Trust	5.300%	1/15/2016	12,000	11,931
3 SunTrust Banks, Inc.	5.468%	6/2/2009	12,175	12,196
3 SunTrust Banks, Inc.	5.649%	4/1/2015	6,000	5,999
UBS AG	5.875%	7/15/2016	10,000	10,427
3,4 Unicredit Luxembourg Finance	5.695%	1/13/2017	14,925	14,925
UnionBanCal Corp.	5.250%	12/16/2013	3,000	2,970
4 United Overseas Bank Ltd.	4.500%	7/2/2013	7,000	6,733
US Bank NA	6.300%	2/4/2014	5,000	5,268
US Bank NA	4.950%	10/30/2014	14,750	14,388
2 USB Capital IX	6.189%	4/15/2049	17,525	17,992
2,4 USB Realty Corp.	6.091%	12/15/2049	3,450	3,478
Wachovia Bank NA	4.800%	11/1/2014	10,000	9,609
2 Wachovia Capital Trust III	5.800%	12/31/2049	31,500	32,002
Wachovia Corp.	5.625%	10/15/2016	5,000	5,048
Washington Mutual Bank	5.650%	8/15/2014	7,500	7,481
Washington Mutual Bank	5.125%	1/15/2015	9,000	8,641
Washington Mutual Finance Corp.	6.875%	5/15/2011	10,000	10,662
Wells Fargo & Co.	4.200%	1/15/2010	20,000	19,611
Wells Fargo & Co.	5.125%	9/1/2012	5,500	5,506
Wells Fargo & Co.	4.950%	10/16/2013	4,500	4,421
Wells Fargo & Co.	4.625%	4/15/2014	10,000	9,599
Wells Fargo Bank NA	5.750%	5/16/2016	7,000	7,207
Western Financial Bank	9.625%	5/15/2012	1,640	1,793
2,4 Westpac Capital Trust III	5.819%	12/30/2049	14,300	14,527
Wilmington Trust Corp.	4.875%	4/15/2013	18,305	17,828
Zions Bancorp	6.000%	9/15/2015	11,000	11,273
Zions Bancorp	5.500%	11/16/2015	8,000	7,913
Brokerage (4.2%)
Bear Stearns Co., Inc.	5.700%	11/15/2014	10,785	10,941
Bear Stearns Co., Inc.	5.550%	1/22/2017	25,000	24,846
3 Goldman Sachs Group, Inc.	5.685%	7/23/2009	3,575	3,595
3 Goldman Sachs Group, Inc.	5.650%	6/28/2010	8,925	8,977
Goldman Sachs Group, Inc.	5.625%	1/15/2017	29,000	29,025
LaBranche & Co.	9.500%	5/15/2009	4,225	4,426
LaBranche & Co.	11.000%	5/15/2012	375	408
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	28,000	28,686
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	25,000	24,978
Merrill Lynch & Co., Inc.	4.500%	11/4/2010	25,000	24,527
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	15,000	15,471
Merrill Lynch & Co., Inc.	5.700%	5/2/2017	12,000	11,998
Morgan Stanley Dean Witter	4.750%	4/1/2014	21,250	20,329
Morgan Stanley Dean Witter	5.375%	10/15/2015	15,000	14,892
Morgan Stanley Dean Witter	5.450%	1/9/2017	10,000	9,915
Finance Companies (6.5%)
3 American Express Centurion Bank	5.480%	11/16/2009	5,000	5,013
American Express Co.	4.875%	7/15/2013	16,417	16,161
American General Finance Corp.	4.875%	5/15/2010	1,000	994
American General Finance Corp.	5.625%	8/17/2011	15,500	15,766
American General Finance Corp.	4.875%	7/15/2012	12,000	11,807
American General Finance Corp.	5.850%	6/1/2013	25,000	25,678
2,4 American General Finance Corp.	6.000%	1/15/2067	8,000	7,905
Capital One Bank	5.125%	2/15/2014	10,000	9,744
Capital One Financial	6.250%	11/15/2013	8,000	8,307
CIT Group, Inc.	5.000%	2/1/2015	12,000	11,456
CIT Group, Inc.	5.400%	1/30/2016	7,500	7,305
CIT Group, Inc.	5.650%	2/13/2017	5,000	4,932
Countrywide Home Loan	4.000%	3/22/2011	10,000	9,484
General Electric Capital Corp.	4.375%	11/21/2011	10,200	9,927
General Electric Capital Corp.	5.875%	2/15/2012	54,600	56,370
General Electric Capital Corp.	4.375%	3/3/2012	5,200	5,046
General Electric Capital Corp.	6.000%	6/15/2012	25,000	26,000
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	27,500	27,588
HSBC Finance Corp.	4.125%	11/16/2009	5,000	4,882
3 HSBC Finance Corp.	5.705%	9/14/2012	8,000	8,022
International Lease Finance Corp.	5.750%	6/15/2011	4,700	4,796
International Lease Finance Corp.	5.875%	5/1/2013	10,000	10,266
iStar Financial Inc.	7.000%	3/15/2008	680	689
iStar Financial Inc.	5.950%	10/15/2013	10,000	10,095
Residential Capital Corp.	6.375%	6/30/2010	17,400	17,474
Residential Capital Corp.	6.500%	4/17/2013	3,130	3,115
SLM Corp.	5.125%	8/27/2012	9,000	8,411
SLM Corp.	5.050%	11/14/2014	7,500	6,642
USAA Capital Corp.	4.640%	12/15/2009	11,000	10,900
4 USAA Capital Corp.	4.996%	12/12/2011	15,000	14,955
Insurance (5.0%)
ACE INA Holdings, Inc.	5.700%	2/15/2017	3,000	3,019
Allied World Assurance	7.500%	8/1/2016	5,000	5,385
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	25,000	24,713
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	17,100	16,657
2 Chubb Corp.	6.375%	3/29/2067	8,000	8,095
CIGNA Corp.	7.000%	1/15/2011	10,000	10,570
Coventry Health Care Inc.	5.875%	1/15/2012	625	636
Coventry Health Care Inc.	5.950%	3/15/2017	4,000	3,993
2 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2037	1,740	1,748
Genworth Financial, Inc.	4.950%	10/1/2015	5,000	4,819
2 Genworth Financial, Inc.	6.150%	11/15/2066	8,000	7,908
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	10,000	9,687
Humana Inc.	6.450%	6/1/2016	10,000	10,387
2 ING Capital Funding Trust III	5.775%	12/8/2049	3,120	3,109
2,4 Liberty Mutual Insurance Co.	7.000%	3/15/2037	2,225	2,227
Lincoln National Corp.	6.200%	12/15/2011	7,000	7,278
2 Lincoln National Corp.	6.050%	4/20/2067	5,940	5,833
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	5,325	5,117
MetLife, Inc.	5.375%	12/15/2012	10,000	10,098
3,4 Monumental Global Funding III	5.525%	1/25/2013	10,000	10,020
Nationwide Financial Services	5.900%	7/1/2012	5,000	5,142
4 New York Life Global Funding	5.375%	9/15/2013	12,000	12,137
2,4 Oil Insurance Ltd.	7.558%	6/30/2049	10,600	11,122
2 PartnerRe Finance II	6.440%	12/1/2066	15,000	15,060
4 Principal Life Global	4.400%	10/1/2010	10,000	9,802
Protective Life Secured Trust	4.000%	4/1/2011	5,000	4,810
Prudential Financial, Inc.	5.100%	9/20/2014	15,000	14,762
Prudential Financial, Inc.	4.750%	6/13/2015	7,000	6,707
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	4,000	4,018
2 Travelers Cos. Inc.	6.250%	3/15/2037	4,750	4,762
Travelers Property Casualty Corp.	5.000%	3/15/2013	5,000	4,927
UnitedHealth Group, Inc.	5.000%	8/15/2014	12,000	11,754
WellPoint Inc.	6.375%	1/15/2012	7,500	7,847
WellPoint Inc.	6.800%	8/1/2012	10,000	10,682
4 Xlliac Global Funding	4.800%	8/10/2010	3,300	3,258
Real Estate Investment Trusts (2.6%)
Archstone-Smith Operating Trust	5.250%	5/1/2015	5,000	4,916
Archstone-Smith Operating Trust	5.750%	3/15/2016	4,000	4,063
Arden Realty LP	5.200%	9/1/2011	1,900	1,909
AvalonBay Communities, Inc.	5.750%	9/15/2016	3,000	3,040
Camden Property Trust	5.000%	6/15/2015	10,000	9,655
Colonial Realty LP	5.500%	10/1/2015	3,000	2,964
CPG Partners LP	8.250%	2/1/2011	5,000	5,507
Developers Diversified Realty Corp.	5.250%	4/15/2011	7,500	7,492
Equity One Inc.	6.250%	1/15/2017	5,000	5,149
ERP Operating LP	5.125%	3/15/2016	11,000	10,749
Health Care Property Investors, Inc.	6.000%	1/30/2017	5,000	5,028
Health Care REIT, Inc.	8.000%	9/12/2012	5,000	5,509
Health Care REIT, Inc.	5.875%	5/15/2015	5,725	5,690
Hospitality Properties	6.300%	6/15/2016	5,000	5,178
HRPT Properties Trust	6.400%	2/15/2015	9,500	9,923
Irvine Apartment Communities Inc.	7.000%	10/1/2007	5,000	5,028
Kimco Realty Corp.	5.783%	3/15/2016	10,000	10,139
Liberty Property LP	5.125%	3/2/2015	5,000	4,875
ProLogis	5.625%	11/15/2015	5,000	5,021
ProLogis	5.625%	11/15/2016	5,500	5,501
Regency Centers LP	4.950%	4/15/2014	5,000	4,848
Simon Property Group Inc.	4.875%	3/18/2010	10,000	9,928
Simon Property Group Inc.	4.875%	8/15/2010	3,750	3,720
Simon Property Group Inc.	5.250%	12/1/2016	5,000	4,896
4 Westfield Capital Corp.	4.375%	11/15/2010	5,270	5,136
Other (0.1%)
4 Citadel Finance	6.250%	12/15/2011	5,400	5,363

				1,979,659

Industrial (26.8%)
Basic Industries (0.5%)
4 ABX Financing Co.	5.750%	10/15/2016	7,000	7,049
Alcoa, Inc.	5.550%	2/1/2017	5,000	4,995
4 Alcoa, Inc.	5.870%	2/23/2022	1,100	1,102
International Steel Group, Inc.	6.500%	4/15/2014	2,200	2,299
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	7,000	6,760
Weyerhaeuser Co.	6.750%	3/15/2012	7,461	7,850
Capital Goods (3.8%)
Allied Waste North America Inc.	6.875%	6/1/2017	2,675	2,722
Avery Dennison Corp.	4.875%	1/15/2013	6,800	6,597
2,4 BAE Systems Asset Trust	7.156%	12/15/2011	6,413	6,632
Boeing Capital Corp.	6.100%	3/1/2011	5,000	5,196
Boeing Co.	5.125%	2/15/2013	8,000	8,021
2,4 C8 Capital SPV Ltd.	6.640%	12/15/2049	3,925	3,942
Caterpillar Financial Services Corp.	4.300%	6/1/2010	7,000	6,854
Caterpillar Financial Services Corp.	4.600%	1/15/2014	3,000	2,879
Crane Co.	5.500%	9/15/2013	5,000	4,910
CRH America Inc.	6.000%	9/30/2016	7,000	7,155
4 Embraer Overseas Ltd.	6.375%	1/24/2017	4,000	4,087
Emerson Electric Co.	7.125%	8/15/2010	12,500	13,276
General Dynamics Corp.	4.250%	5/15/2013	16,350	15,586
John Deere Capital Corp.	7.000%	3/15/2012	13,440	14,503
L-3 Communications Corp.	7.625%	6/15/2012	675	699
L-3 Communications Corp.	6.125%	7/15/2013	450	445
L-3 Communications Corp.	5.875%	1/15/2015	1,400	1,362
Lafarge SA	6.500%	7/15/2016	5,000	5,282
Masco Corp.	5.875%	7/15/2012	10,560	10,612
2,4 Minnesota Mining & Manufacturing ESOP Trust	5.620%	7/15/2009	2,772	2,771
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	1,978	2,022
Raytheon Co.	4.850%	1/15/2011	13,850	13,729
Textron Financial Corp.	4.600%	5/3/2010	8,000	7,893
Tyco International Group SA	6.375%	10/15/2011	10,000	10,542
Tyco International Group SA	6.000%	11/15/2013	11,000	11,625
United Technologies Corp.	6.350%	3/1/2011	30,600	32,009
Waste Management, Inc.	7.375%	8/1/2010	4,870	5,165
Communications (5.2%)
America Movil SA de C.V	5.750%	1/15/2015	10,000	10,100
AT&T Inc.	6.250%	3/15/2011	5,000	5,191
AT&T Inc.	5.100%	9/15/2014	10,000	9,824
AT&T Inc.	5.625%	6/15/2016	8,000	8,069
British Sky Broadcasting Corp.	6.875%	2/23/2009	10,000	10,274
British Sky Broadcasting Corp.	8.200%	7/15/2009	4,125	4,373
Comcast Cable Communications, Inc.	8.875%	5/1/2017	3,400	4,167
Comcast Corp.	5.500%	3/15/2011	7,000	7,079
Comcast Corp.	5.900%	3/15/2016	5,000	5,099
Comcast Corp.	4.950%	6/15/2016	10,000	9,552
Cox Communications, Inc.	6.750%	3/15/2011	10,000	10,521
Cox Communications, Inc.	4.625%	6/1/2013	4,000	3,827
4 Cox Enterprises, Inc.	7.875%	9/15/2010	5,000	5,370
Deutsche Telekom International Finance	8.000%	6/15/2010	16,000	17,312
France Telecom	7.750%	3/1/2011	25,000	27,229
News America Inc.	4.750%	3/15/2010	9,800	9,700
Nextel Communications	5.950%	3/15/2014	5,000	4,916
Sprint Capital Corp.	8.375%	3/15/2012	5,000	5,566
Telecom Italia Capital	5.250%	11/15/2013	10,000	9,789
Telefonica Emisiones SAU	5.984%	6/20/2011	5,000	5,136
Telefonica Emisiones SAU	6.421%	6/20/2016	7,000	7,338
Telefonos de Mexico SA	5.500%	1/27/2015	10,000	9,962
Telstra Corp. Ltd.	6.375%	4/1/2012	8,000	8,353
4 Time Warner, Inc.	5.850%	5/1/2017	21,500	21,689
Univision Communications, Inc.	3.875%	10/15/2008	7,000	6,781
Verizon Communications Corp.	5.550%	2/15/2016	5,000	5,016
Verizon Global Funding Corp.	6.875%	6/15/2012	16,000	17,176
Verizon Global Funding Corp.	7.375%	9/1/2012	20,000	21,972
Vodafone AirTouch PLC	7.750%	2/15/2010	5,820	6,204
Vodafone Group PLC	5.000%	9/15/2015	10,000	9,660
Consumer Cyclical (5.3%)
4 American Honda Finance	5.125%	12/15/2010	17,000	17,024
Centex Corp.	7.875%	2/1/2011	4,160	4,386
2,4 CVS Corp.	6.117%	1/10/2013	7,092	7,298
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	7,000	6,889
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	600	625
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	3,300	3,264
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	30,000	30,468
Federated Retail Holding	5.900%	12/1/2016	5,000	5,006
Gamestop Corp.	8.000%	10/1/2012	2,475	2,636
4 Harley-Davidson Inc.	5.000%	12/15/2010	2,600	2,588
Harrah's Entertainment Inc.	7.875%	3/15/2010	1,575	1,654
Home Depot Inc.	5.400%	3/1/2016	12,875	12,598
International Speedway Corp.	4.200%	4/15/2009	3,815	3,727
International Speedway Corp.	5.400%	4/15/2014	7,000	6,809
J.C. Penney Co., Inc.	7.950%	4/1/2017	5,000	5,723
Johnson Controls, Inc.	5.250%	1/15/2011	3,000	3,009
K. Hovnanian Enterprises	6.250%	1/15/2016	4,260	3,802
KB Home	6.375%	8/15/2011	2,250	2,213
KB Home	7.250%	6/15/2018	600	577
Lowe's Cos., Inc.	5.000%	10/15/2015	7,000	6,806
MDC Holdings Inc.	7.000%	12/1/2012	1,615	1,660
MGM Mirage, Inc.	8.500%	9/15/2010	1,400	1,500
MGM Mirage, Inc.	6.750%	4/1/2013	1,075	1,070
MGM Mirage, Inc.	5.875%	2/27/2014	1,000	940
4 Nissan Motor Acceptance Corp.	4.625%	3/8/2010	11,570	11,348
4 Nissan Motor Acceptance Corp.	5.625%	3/14/2011	10,500	10,573
Pulte Homes, Inc.	5.200%	2/15/2015	5,000	4,624
Royal Caribbean Cruises	6.750%	3/15/2008	1,530	1,543
Royal Caribbean Cruises	7.000%	6/15/2013	3,250	3,356
Royal Caribbean Cruises	6.875%	12/1/2013	680	695
Ryland Group, Inc.	5.375%	1/15/2015	10,000	9,239
Staples Inc.	7.375%	10/1/2012	13,360	14,596
Target Corp.	5.375%	6/15/2009	23,100	23,267
Tenneco Automotive Inc.	8.625%	11/15/2014	1,100	1,172
The Walt Disney Co.	5.625%	9/15/2016	10,000	10,257
Toll Corp.	8.250%	2/1/2011	695	711
Toyota Motor Credit Corp.	4.350%	12/15/2010	20,000	19,625
Wal-Mart Stores, Inc.	5.000%	4/5/2012	15,000	14,960
Wal-Mart Stores, Inc.	4.550%	5/1/2013	13,000	12,575
Western Union Co.	5.400%	11/17/2011	14,000	14,016
Yum! Brands, Inc.	7.700%	7/1/2012	7,000	7,706
Consumer Noncyclical (7.2%)
Allergan Inc.	5.750%	4/1/2016	10,000	10,200
Altria Group, Inc.	5.625%	11/4/2008	2,475	2,488
Altria Group, Inc.	7.000%	11/4/2013	5,000	5,448
AmerisourceBergen Corp.	5.625%	9/15/2012	2,800	2,804
AmerisourceBergen Corp.	5.875%	9/15/2015	3,000	2,975
4 Amgen Inc.	4.850%	11/18/2014	5,000	4,840
Amgen Inc.	4.850%	11/18/2014	10,000	9,697
Archer-Daniels-Midland Co.	5.870%	11/15/2010	10,000	10,214
Baxter Finco, BV	4.750%	10/15/2010	16,860	16,682
Becton, Dickinson & Co.	4.550%	4/15/2013	8,000	7,709
Boston Scientific	5.125%	1/12/2017	6,000	5,509
Bottling Group LLC	5.500%	4/1/2016	7,000	7,057
Bristol-Myers Squibb Co.	5.250%	8/15/2013	13,400	13,413
Bunge Ltd. Finance Corp.	5.875%	5/15/2013	2,000	2,021
Campbell Soup Co.	4.875%	10/1/2013	10,000	9,739
4 Cardinal Health, Inc.	5.800%	10/15/2016	10,000	9,976
4 Cargill Inc.	6.300%	4/15/2009	8,750	8,918
4 Cargill Inc.	4.375%	6/1/2013	8,600	8,161
Clorox Co.	5.000%	1/15/2015	8,000	7,755
Coca Cola Bottling Co.	5.000%	11/15/2012	7,000	6,926
Colgate-Palmolive Co.	5.980%	4/25/2012	14,300	14,897
ConAgra Foods, Inc.	6.750%	9/15/2011	2,950	3,117
4 ConAgra Foods, Inc.	5.819%	6/15/2017	4,687	4,728
Constellation Brands Inc.	7.250%	9/1/2016	650	662
4 Cosan Finance Ltd.	7.000%	2/1/2017	1,340	1,327
Delhaize America Inc.	8.125%	4/15/2011	3,125	3,424
Estee Lauder Cos. Inc.	6.000%	1/15/2012	6,800	7,012
4 Fosters Finance Corp.	4.875%	10/1/2014	4,000	3,772
Genentech Inc.	4.750%	7/15/2015	16,150	15,500
General Mills, Inc.	6.000%	2/15/2012	6,429	6,655
General Mills, Inc.	5.700%	2/15/2017	3,000	3,006
4 Health Care Services Corp.	7.750%	6/15/2011	20,000	21,651
Hershey Foods Corp.	4.850%	8/15/2015	5,000	4,814
Hormel Foods Corp.	6.625%	6/1/2011	16,085	16,886
Kellogg Co.	6.600%	4/1/2011	13,500	14,155
Kimberly-Clark Corp.	4.875%	8/15/2015	6,000	5,810
Kroger Co.	6.200%	6/15/2012	9,300	9,590
Land O'Lakes Inc.	9.000%	12/15/2010	410	438
Medtronic Inc.	4.750%	9/15/2015	20,000	19,143
Nabisco Inc.	7.550%	6/15/2015	25,000	28,226
PepsiAmericas Inc.	4.500%	3/15/2013	6,000	5,719
Reynolds American Inc.	7.625%	6/1/2016	875	961
4 SABMiller PLC	6.200%	7/1/2011	13,000	13,421
Safeway, Inc.	4.950%	8/16/2010	5,495	5,442
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	5,700	5,433
Wyeth	6.950%	3/15/2011	10,000	10,634
Wyeth	5.500%	3/15/2013	5,000	5,082
Wyeth	5.500%	2/1/2014	5,000	5,084
Wyeth	5.500%	2/15/2016	10,000	10,074
Energy (1.5%)
Anadarko Finance Co.	6.750%	5/1/2011	1,750	1,833
Anadarko Petroleum Corp.	5.950%	9/15/2016	8,000	8,067
Apache Corp.	5.625%	1/15/2017	4,000	4,063
Canadian Natural Resources	5.700%	5/15/2017	5,000	5,021
Chesapeake Energy Corp.	7.625%	7/15/2013	1,075	1,141
Devon Financing Corp.	6.875%	9/30/2011	2,625	2,798
4 GS-Caltex Oil Corp.	5.500%	10/15/2015	6,000	5,979
4 LG Caltex Oil Corp.	5.500%	8/25/2014	4,000	4,006
Noble Corp.	5.875%	6/1/2013	3,000	3,051
2,4 Oil Enterprises Ltd.	6.239%	6/30/2008	1,209	1,221
Petrobras International Finance	7.750%	9/15/2014	400	449
2,4 PF Export Receivables Master Trust	3.748%	6/1/2013	2,354	2,221
2,4 PF Export Receivables Master Trust	6.436%	6/1/2015	4,301	4,381
4 Statoil	5.125%	4/30/2014	10,000	9,880
4 TNK-BP Finance SA	6.625%	3/20/2017	3,500	3,498
4 Trans Capital Investment	5.670%	3/5/2014	17,450	17,154
XTO Energy, Inc.	6.250%	4/15/2013	5,000	5,239
Technology (0.7%)
Cisco Systems Inc.	5.500%	2/22/2016	10,000	10,053
Electronic Data Systems	6.500%	8/1/2013	2,605	2,642
Intuit Inc.	5.750%	3/15/2017	5,000	4,947
Oracle Corp.	5.250%	1/15/2016	13,000	12,828
Pitney Bowes, Inc.	5.000%	3/15/2015	10,000	9,713
Transportation (1.8%)
2 Burlington Northern Railroad Co.
Equipment Trust	7.330%	6/23/2010	1,402	1,439
Burlington Northern Santa Fe Corp.	8.125%	4/15/2020	5,000	5,966
Canadian National Railway Co.	5.800%	6/1/2016	4,000	4,119
Continental Airlines, Inc.	6.563%	2/15/2012	3,000	3,139
2 Continental Airlines, Inc.	6.648%	9/15/2017	1,139	1,181
2 Continental Airlines, Inc.	9.798%	4/1/2021	2,365	2,643
4 ERAC USA Finance Co.	7.950%	12/15/2009	10,000	10,652
4 ERAC USA Finance Co.	8.000%	1/15/2011	5,740	6,226
FedEx Corp.	3.500%	4/1/2009	2,700	2,618
Greenbrier Co. Inc.	8.375%	5/15/2015	2,540	2,527
2,3 JetBlue Airways Corp.	9.605%	3/15/2008	817	826
2,3 JetBlue Airways Corp.	8.460%	11/15/2008	863	866
2,3 JetBlue Airways Corp.	5.730%	12/15/2013	4,856	4,851
3 JetBlue Airways Corp.	5.775%	3/15/2014	7,150	7,183
3 JetBlue Airways Corp.	5.810%	11/15/2016	4,765	4,788
Norfolk Southern Corp.	8.625%	5/15/2010	10,000	10,933
Ryder System Inc.	5.850%	3/1/2014	4,000	4,013
Southwest Airlines Co.	5.250%	10/1/2014	3,625	3,493
Southwest Airlines Co.	5.125%	3/1/2017	7,400	6,891
TFM SA de CV	12.500%	6/15/2012	1,840	1,971
Union Pacific Corp.	6.650%	1/15/2011	8,223	8,586
4 Union Pacific Corp.	5.214%	9/30/2014	6,000	5,889
Other (0.8%)
Black & Decker Corp.	7.125%	6/1/2011	8,550	9,028
Briggs & Stratton Corp.	8.875%	3/15/2011	2,150	2,311
Cintas Corp.	6.000%	6/1/2012	5,000	5,181
2,4 Parker Retirement Savings Plan Trust	6.340%	7/15/2008	836	840
Parker-Hannifin Corp	4.875%	2/15/2013	6,100	5,977
4 Targeted Return Index Securities Trust	6.962%	1/15/2012	13,300	14,127
Thermo Electron Corp.	5.000%	6/1/2015	4,700	4,456

				1,478,451

Utilities (6.7%)
Electric (5.0%)
4 AES Panama SA	6.350%	12/21/2016	10,800	10,737
3 Alabama Power Co.	5.550%	8/25/2009	5,000	5,017
4 Baltimore Gas & Electric Co.	5.900%	10/1/2016	5,000	5,115
Carolina Power & Light Co.	5.150%	4/1/2015	12,000	11,860
Carolina Power & Light Co.	5.250%	12/15/2015	10,000	9,991
Columbus Southern Power	5.500%	3/1/2013	10,000	10,072
2 Dominion Resources, Inc.	6.300%	9/30/2066	10,990	11,267
Entergy Gulf States, Inc.	3.600%	6/1/2008	4,100	4,026
Entergy Gulf States, Inc.	5.250%	8/1/2015	10,000	9,591
FirstEnergy Corp.	6.450%	11/15/2011	1,120	1,176
2 FPL Group Capital, Inc.	6.350%	10/1/2066	10,850	11,039
2 Georgia Power Capital Trust	4.875%	11/1/2042	5,000	4,984
2,4 GWF Energy LLC	6.131%	12/30/2011	2,407	2,428
4 Korea East-West Power Co.	4.875%	4/21/2011	5,000	4,909
4 Korea East-West Power Co.	5.250%	11/15/2012	5,000	4,971
MidAmerican Energy Co.	5.125%	1/15/2013	9,000	8,972
NiSource Finance Corp.	7.875%	11/15/2010	5,594	6,066
Northeast Utilities	7.250%	4/1/2012	4,620	4,960
Nstar	8.000%	2/15/2010	20,000	21,497
Ohio Edison	4.000%	5/1/2008	5,000	4,937
Ohio Power Co.	4.850%	1/15/2014	5,000	4,863
Ohio Power Co.	6.000%	6/1/2016	4,000	4,143
Pacific Gas & Electric Co.	4.200%	3/1/2011	5,000	4,852
Pacific Gas & Electric Co.	4.800%	3/1/2014	5,000	4,866
4 PacifiCorp Australia LLC	6.150%	1/15/2008	14,000	14,058
PECO Energy Co.	5.950%	11/1/2011	15,000	15,465
PECO Energy Co.	4.750%	10/1/2012	4,500	4,412
3 Pepco Holdings, Inc.	5.985%	6/1/2010	3,075	3,071
Potomac Electric Power	4.950%	11/15/2013	5,465	5,349
2 PPL Capital Funding, Inc.	6.700%	3/30/2067	10,000	10,009
Progress Energy, Inc.	7.100%	3/1/2011	516	552
Public Service Co. of Colorado	5.500%	4/1/2014	7,000	7,091
Public Service Co. of New Mexico	4.400%	9/15/2008	1,600	1,589
Sierra Pacific Power Co.	6.000%	5/15/2016	5,000	5,094
Southern Co.	5.300%	1/15/2012	7,000	7,040
4 SP PowerAssets Ltd.	5.000%	10/22/2013	15,000	14,820
Texas - New Mexico Power Co.	6.125%	6/1/2008	4,475	4,488
4 United Electric Distribution	4.700%	4/15/2011	10,000	9,799
Natural Gas (1.7%)
AGL Capital Corp.	7.125%	1/14/2011	10,000	10,609
Atmos Energy Corp.	4.950%	10/15/2014	6,420	6,126
4 El Paso Natural Gas Co.	5.950%	4/15/2017	3,000	3,015
Enbridge Energy Partners	4.750%	6/1/2013	10,000	9,582
Enterprise Products Operating LP	4.000%	10/15/2007	2,750	2,732
2 Enterprise Products Operating LP	8.375%	8/1/2066	5,850	6,457
4 Florida Gas Transmission	7.625%	12/1/2010	5,000	5,365
4 Gaz Capital SA	6.212%	11/22/2016	9,800	9,898
4 Gulfstream Natural Gas Systems	5.560%	11/1/2015	8,500	8,470
KeySpan Gas East Corp.	7.875%	2/1/2010	10,000	10,705
National Grid PLC	6.300%	8/1/2016	7,000	7,400
Plains All American Pipeline LP	4.750%	8/15/2009	2,850	2,820
2 Southern Union Co.	7.200%	11/1/2066	5,175	5,270
2 Trans-Canada Pipelines	6.350%	5/15/2067	4,000	3,993

				367,618

Total Corporate Bonds
(Cost $4,245,402)				4,248,417

Sovereign Bonds (U.S. Dollar-Denominated) (2.2%)

4 Abu Dhabi National Energy Co.	5.875%	10/27/2016	4,000	4,035
China Development Bank	5.000%	10/15/2015	1,500	1,473
Corp. Andina de Fomento	6.875%	3/15/2012	4,225	4,516
Corp. Andina de Fomento	5.200%	5/21/2013	5,000	4,951
4 Export-Import Bank of Korea	4.125%	2/10/2009	4,800	4,717
Financement Quebec	5.000%	10/25/2012	10,000	9,990
Korea Development Bank	4.750%	7/20/2009	15,950	15,815
4 Korea Highway Corp.	4.875%	4/7/2014	5,000	4,810
2 Pemex Finance Ltd.	9.690%	8/15/2009	7,500	7,835
Pemex Project Funding Master Trust	5.750%	12/15/2015	8,650	8,784
2,4 Petroleum Export/Cayman	5.265%	6/15/2011	5,396	5,341
4 Petronas Capital Ltd.	7.000%	5/22/2012	15,000	16,219
2,4 Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009	4,932	4,822
2,4 Ras Laffan Liquified Natural Gas Co. Ltd. II	5.298%	9/30/2020	15,020	14,547
Republic of Korea	4.250%	6/1/2013	9,325	8,905
Republic of Panama	7.250%	3/15/2015	5,000	5,475

Total Sovereign Bonds
(Cost $121,938)				122,235

Tax-Exempt Security (0.1%)

Tobacco Settlement Financing Corp.
New Jersey Rev (Cost$4,812)	4.625%	6/1/2026	5,000	4,873

Preferred Stocks (0.7%)			Shares

Aspen Insurance Holdings	7.401%		76,950	1,978
Axis Capital Holdings	7.500%		50,000	5,260
3 Bank of America Corp.	5.718%		213,775	5,430
3 Goldman Sachs Group, Inc.	6.116%		582,000	15,132
3 Merrill Lynch & Co., Inc.	5.850%		44,600	1,128
Santander Financial	6.800%		117,650	2,952
3 SunTrust Banks, Inc.	5.920%		105,500	2,849
3 Zions Bancorp	5.830%		86,350	2,232

Total Preferred Stocks
(Cost $36,249)				36,961

Temporary Cash Investment (4.9%)

6 Vanguard Market Liquidity Fund
(Cost $272,175)	5.259%		272,175,166	272,175

Total Investments (101.1%)
(Cost $5,579,490)				5,585,882

Other Assets and Liabilities - Net (-1.1%)				(59,718)

Net Assets (100%)				5,526,164

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate note.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30,2007, the aggregate value of these securities was $716,147,000, representing 13.0% of net assets.
5 Securities with a value of $4,985,000 have been segregated as initial margin for open futures contracts.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2007, the cost of investment securities for tax purposes was $5,580,995,000. Net unrealized appreciation of investment securities for tax purposes was $4,887,000, consisting of unrealized gains of $63,791,000 on securities that had risen in value since their purchase and $58,904,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S.Treasury Note	3,121	338,092	(208)
5-Year U.S.Treasury Note	2,531	267,851	482
2-Year U.S.Treasury Note	(433)	88,643	(130)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the fund receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the fund agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At April 30, 2007, the fund had the following open swap contracts:

Credit Default Swaps

Reference Entity	Termination Date	Dealer [1]	Notional Amount ($000)	Premium Received	Unrealized Appreciation (Depreciation) ($000)

Burlington Northern Santa Fe Corp.	6/20/2012	DBS	5,000	0.400%	26
CSX Corp.	6/20/2017	LEH	2,200	0.850%	-

					26

Interest Rate Swaps

Termination Date	Dealer [1]	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received Paid[2]	Unrealized Appreciation (Depreciation) ($000)

5/25/2009	LEH	10,000	3.175%	(5.360%)	(357)
5/8/2010	LEH	9,000	3.758%	(5.360%)	(322)

					(679)

Total Return Swaps

Reference Entity/Termination Date	Dealer [1]	Notional Amount ($000)	Floating Interest Rate Paid[3]	Unrealized Appreciation (Depreciation) ($000)

Lehman AAA Commercial Mortgage-Backed Securities Index
7/1/2007	WB	50,000	5.300%	(159)
10/1/2007	LEH	54,000	5.195%	(329)
11/1/2007	LEH	65,000	5.168%	(18)
2/1/2008	WB	75,000	5.120%	13
Mortgage-Backed Securities Index
7/1/2007	UBS	43,190	5.260%	145
8/1/2007	UBS	43,190	5.260%	145

				(203)

1 DBS-Deutsche Bank Securities.
LEH-Lehman Brothers Special Financing Inc.
UBS - UBS Securities LLC.
WB -Wachovia Bank.
2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2007

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.